UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

+ Prime Obligations Portfolio

+ Money Market Portfolio

+ Government Portfolio

+ Treasury Obligations Portfolio

+ Treasury Instruments Portfolio

+ Federal Portfolio

+ Tax-Exempt Diversified Portfolio

+ Tax-Exempt California Portfolio

+ Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2004

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios during the one-year reporting period that ended December 31, 2004.

The Economy in Review

Following a strong 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”) growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP rose a robust 4.0%. The economy’s strength was surprising to many, given the numerous issues it faced during the year. These included record-high rising oil prices, uneven job growth, threats of terrorism, geopolitical issues, and uncertainties surrounding the Presidential election. Given the overall strength of the economy, the Federal Reserve Board (the “Fed”) moved to tighten its monetary policy by raising interest rates to ward off the threat of inflation.

Money Market Review

The economic expansion gained strength in 2004 as a depreciating dollar and a rise in the stock market overshadowed the rise in short-term interest rates. Specifically, the economy finally began producing more jobs throughout the year, as evidenced in the rising non-farm payroll reports. The average gain in jobs over rolling three-month periods rose by 50,000 in the fourth quarter of 2004 alone. In addition, stronger domestic consumer demand and an accelerating housing market contributed to the overall strength of the economy. The Fed raised the federal funds rate 25 basis points to 1.25% in June of 2004, the first such hike since 2000. The Fed kept the risk statement balanced with respect to inflation and growth, and reaffirmed its intention to tighten monetary policy at a “measured” pace. However, it also expressed a willingness to be more aggressive if warranted by inflation data. The Fed met a total of seven times in 2004 and raised the fed funds rate five times, in 25 basis point increments, ending the year at 2.25%. Most economists were optimistic on the state of the economy in 2004 as improving job growth creates income and therefore supports consumer spending.

Strategy

Taxable— The Fed went to great lengths to make its intentions more transparent to the fixed income market. As a result, interest rates moved higher even before the Fed tightenings occurred. Despite the fact that the yield curve was steeper than we had seen in years, we maintained a neutral duration throughout most of 2004, implementing a more laddered structure across most of the portfolios. With a laddered structure, the portfolio’s assets are spread out among a variety of maturity levels. This allowed us to take advantage of a steeper yield curve while still re-pricing quickly following each Fed tightening. Going forward, we will continue to look for improvement in the employment indices and economic data overall to provide us with opportunities to take advantage of a steeper yield curve. We expect to maintain a more neutral duration as we head into 2005.

Tax Exempt— The tax-exempt funds focused predominantly on the shorter end of the yield curve throughout the year. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. We were able to buy marginally in the 1-year sector due to increased primary note issuance in mid-year, and when we saw the longer end of the curve adding value. As with the taxable market, much of the future Fed tightenings were already priced into the market. We maintained weighted average maturities in the 25-40 day range. We will look to take advantage of opportunities along the yield curve as we expect yields to rise. In addition, we will remain watchful for interest rate policy decisions being made by the Fed in the coming months.

________________________________________________________________________________________________________________________
Letter to Shareholders
(continued)

Summary of ILA Portfolios Institutional Units/Shares*

as of December 31, 2004

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Average	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	1.90%	1.91%	1.79%	43
Money Market	1.86	1.88	1.78	43
Government	1.79	1.81	1.72	34
Treasury Obligations	1.60	1.61	1.59	28
Treasury Instruments	1.67	1.68	1.59	52
Federal	1.81	1.83	1.72	40
Tax-Exempt Diversified	1.49	1.50	1.26	29
Tax-Exempt California	1.45	1.46	1.24	29
Tax-Exempt New York	1.46	1.47	1.23	30
* ILA offers three separate classes of units (Institutional, Administration, Service) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/ shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios. Past performance is no guarantee of future results. Yields will vary. An investment in any of the ILA Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ prospectuses, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Sector Allocation as of December 31, 2004†

Taxable Portfolios

Security Type	Prime	Money		Treasury	Treasury
(Percentage of Portfolio)	Obligations	Market	Government	Obligations	Instruments	Federal

Certificates of Deposit	3.2%	2.9%	—	—	—	—
Certificates of Deposit – Eurodollar	—	6.8	—	—	—	—
Certificates of Deposit – Yankeedollar	—	0.6	—	—	—	—
Commercial Paper & Corporate Obligations	41.1	46.2	—	—	—	—
Master Demand Notes	2.1	—	—	—	—	—
Repurchase Agreements	6.1	13.9	39.1%	86.2%	—	—
US Government Agency Obligations	35.8	12.6	60.9	—	—	100.0%
US Treasury Obligations	—	—	—	13.8	100.0%	—
Variable Rate Obligations	11.7	17.0	—	—	—	—

Tax Exempt Portfolios

Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Portfolio)	Diversified	California	New York

Commercial Paper	18.0%	22.4%	17.5%
General Obligation Bonds	0.5	—	—
Put Bonds	1.1	1.4	1.9
Revenue Anticipation Notes	0.5	1.5	—
Revenue Bonds	0.2	—	3.6
Tax and Revenue Anticipation Notes	5.1	6.4	—
Tax Anticipation Notes	1.5	—	6.0
Variable Rate Obligations	73.1	68.3	71.0

†	The Portfolios are actively managed and, as such, their composition may differ over time.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team

January 19, 2005

Statement of Investments

ILA Prime Obligations Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—41.1%
Asset-Backed
Blue Ridge Asset Funding Corp.
$10,000,000	2.20%	01/18/2005	$9,989,611
Chariot Funding LLC
15,000,000	2.35	01/20/2005	14,981,396
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	2.38	02/15/2005	9,970,250
Clipper Receivables Co. LLC
10,000,000	2.07	01/25/2005	9,986,200
CRC Funding LLC
5,000,000	2.31	02/07/2005	4,988,155
CXC, Inc.
10,000,000	1.98	03/14/2005	9,960,400
Discover Card Master Trust I Series 2000-A (New Castle)
10,000,000	2.01	01/12/2005	9,993,858
Edison Asset Securitization Corp.
10,000,000	2.38	03/09/2005	9,955,706
Falcon Asset Securitization Corp.
15,000,000	2.35	02/02/2005	14,968,667
FCAR Owner Trust Series I
5,000,000	2.26	01/04/2005	4,999,058
FCAR Owner Trust Series II
10,000,000	2.08	01/18/2005	9,990,178
Ford Credit Floorplan Master Owner Trust A Series 2002-1
10,000,000	2.26	02/14/2005	9,972,378
Fountain Square Commercial Funding Corp.
600,000	2.07	01/26/2005	599,137
15,000,000	2.44	03/17/2005	14,923,750
Govco, Inc.
15,000,000	2.01	01/18/2005	14,985,762
Jupiter Securitization Corp.
10,000,000	2.25	01/5/2005	9,997,500
Ranger Funding Co. LLC
14,000,000	2.44	03/14/2005	13,931,680
Ticonderoga Funding LLC
10,000,000	2.28	01/28/2005	9,982,900
5,000,000	2.38	03/07/2005	4,978,514
Financial Services
General Electric Capital Corp.
5,000,000	2.27	02/16/2005	4,985,497

Total Commercial Paper and Corporate Obligations			$194,140,597

Certificate of Deposit—3.2%
Wells Fargo Bank & Co.
15,000,000	2.35%	01/07/2005	$15,000,000

Master Demand Note—2.1%
Bank of America Corp$.
$10,000,000	2.39%	02/01/2005	$10,000,000

U.S. Government Agency Obligations—35.8%
Federal Home Loan Bank
$5,000,000	2.17%#	01/02/2005	$4,995,399
5,000,000	1.91#	01/03/2005	4,998,109
10,000,000	2.17#	02/16/2005	9,991,107
25,000,000	2.41#	03/15/2005	24,998,746
5,000,000	1.40	04/01/2005	4,999,399
Federal Home Loan Mortgage Corp.
5,000,000	2.00#	01/07/2005	5,000,000
5,000,000	2.16#	02/07/2005	5,000,000
7,946,000	1.35	03/08/2005	7,926,334
6,227,000	1.19	03/10/2005	6,213,003
15,000,000	2.20	04/19/2005	14,901,225
Federal National Mortgage Association
5,000,000	1.30	01/07/2005	4,998,916
15,000,000	2.31#	01/31/2005	14,991,235
15,000,000	2.08#	02/07/2005	14,987,658
5,000,000	2.17#	02/11/2005	4,999,831
5,000,000	2.23#	02/22/2005	4,995,829
5,000,000	2.31#	03/06/2005	4,997,954
25,000,000	2.46	03/23/2005	24,861,625
5,000,000	2.40	10/14/2005	4,904,667

Total U.S. Government Agency Obligations			$168,761,037

Variable Rate Obligations#—11.7%
American Express Credit Corp.
$10,000,000	2.43%	01/31/2005	$10,002,248
General Electric Capital Corp.
5,000,000	2.46	01/10/2005	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	2.51	02/23/2005	10,007,468

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations#—(continued)
Monumental Life Insurance Co.†
$20,000,000	2.38%	01/01/2005	$20,000,000
Wachovia Asset Securitization, Inc.†
10,000,000	2.40	01/25/2005	10,000,000

Total Variable Rate Obligations			$55,009,716

Total Investments before Repurchase Agreements			$442,911,350

Repurchase Agreements^ 6.1%
Joint Repurchase Agreement Account II
$18,700,000	2.28%	01/03/2005	$18,700,000
Maturity Value: $18,703,553
Citigroup Global Markets, Inc.
10,000,000	2.41	01/03/2005	10,000,000
Maturity Value: $10,002,008
Collateralized by various corporate issues, 0.00% to 6.75%, due 01/15/2008 to 08/25/2044

Total Repurchase Agreements			$28,700,000

Total Investments—100.0%			$471,611,350

#	Variable or floating rate security index is based on the LIBOR rate.

†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $30,000,000 or approximately 6.4% of net assets.

^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Prime Obligations Portfolio (continued)
December 31, 2004

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $18,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—46.2%
Asset-Backed
Amstel Funding Corp.
$25,000,000	2.49%	03/29/2005	$24,849,563
Chariot Funding LLC
36,723,000	2.36	01/19/2005	36,679,667
Citibank Credit Card Issuance Trust (Dakota Corp.)
40,000,000	2.23	02/03/2005	39,918,233
Davis Square Funding III (Delaware) Corp.
30,000,000	2.17	02/02/2005	29,942,133
Edison Asset Securitization Corp.
20,000,000	2.00	03/07/2005	19,927,778
FCAR Owner Trust Series I
30,000,000	2.23	01/25/2005	29,955,400
Ford Credit Floor Plan Master Owner Trust (Motown)
25,000,000	2.26	02/14/2005	24,930,944
Fountain Square Commercial Funding Corp.
40,000,000	2.32	02/22/2005	39,865,956
Galleon Capital Corp.
15,000,000	2.34	01/12/2005	14,989,275
George Street Finance LLC
63,307,000	2.37	01/28/2005	63,194,472
Grampian Funding Ltd.
10,000,000	2.27	02/18/2005	9,969,733
15,000,000	2.21	04/19/2005	14,900,550
Nieuw Amsterdam Receivables Corp.
8,000,000	2.11	03/28/2005	7,959,676
Ranger Funding Co. LLC
36,304,000	2.44	03/14/2005	36,126,837
Scaldis Capital LLC
20,125,000	2.33	02/28/2005	20,049,453
30,342,000	2.45	03/17/2005	30,187,129
Sheffield Receivables Corp.
25,000,000	2.35	01/21/2005	24,967,361
Sierra Madre Funding Ltd.
15,000,000	2.37	01/12/2005	14,989,138
Thames Asset Global Securitisation
15,000,000	2.36	01/18/2005	14,983,283
Ticonderoga Funding LLC
40,000,000	2.29	01/28/2005	39,931,600
Tulip Funding Corp.
20,000,000	2.25	01/03/2005	19,997,500
20,000,000	2.36	01/19/2005	19,976,400
Commercial Banks
Bank of Ireland
17,000,000	2.35	01/06/2005	16,994,451
Calyon
20,000,000	1.84	01/19/2005	19,981,600
25,000,000	2.28	02/02/2005	24,949,333
Depfa-Bank PLC
32,500,000	1.99	03/14/2005	32,370,650
Norddeutsche Landesbank Girozentrale
39,000,000	2.35	02/03/2005	38,915,988
Westpac Capital Corp.
60,000,000	2.13	02/03/2005	59,882,850
Financial Services
General Electric Capital Corp.
20,000,000	1.75	02/01/2005	19,969,861
Mortgage Bank
Nationwide Building Society
10,000,000	1.90	02/25/2005	9,970,973

Total Commercial Paper and Corporate Obligations			$801,327,787

Certificate of Deposit—2.9%
Wells Fargo Bank & Co.
$50,000,000	2.35%	01/07/2005	$50,000,000

Certificates of Deposit-Eurodollar—6.8%
Alliance & Leicester PLC
$15,000,000	2.51%	10/12/2005	$15,000,577
Banco Bilbao Vizcaya Argentaria SA
65,000,000	2.07	03/21/2005	64,998,534
Credit Agricole SA
13,000,000	1.40	02/02/2005	13,000,000
National Australia Bank Ltd.
15,000,000	2.52	11/08/2005	15,000,000
Societe Generale
10,000,000	3.00	12/21/2005	10,000,000

Total Certificates of Deposit-Eurodollar			$117,999,111

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Money Market Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar—0.6%
Bayerische Landesbank Girozentrale
$5,000,000	1.49%	05/06/2005	$4,999,744
Toronto-Dominion Bank
5,000,000	2.72	11/14/2005	4,999,568

Total Certificates of Deposit-Yankeedollar			$9,999,312

U.S. Government Agency Obligations—12.5%
Federal Home Loan Bank
$20,000,000	2.17%#	01/02/2005	$19,981,595
Federal Home Loan Mortgage Corp.
20,000,000	2.00#	01/07/2005	20,000,000
10,000,000	1.35	03/08/2005	9,975,250
4,650,000	2.20	04/19/2005	4,619,380
Federal National Mortgage Association
30,000,000	1.90#	01/03/2005	29,985,254
35,000,000	2.31#	01/31/2005	34,979,548
30,000,000	2.23#	02/22/2005	29,974,972
25,000,000	2.31#	03/06/2005	24,989,771
43,749,000	2.20	04/20/2005	43,458,245

Total U.S. Government Agency Obligations			$217,964,015

Variable Rate Obligations#—17.0%
BellSouth Telecommunications, Inc.
$50,000,000	2.39%	03/04/2005	$50,000,000
BNP Paribas SA
40,000,000	2.29	01/03/2005	39,997,396
Caixa Geral De Deposit SA
20,000,000	2.45	03/21/2005	19,990,661
Canadian Imperial Bank of Commerce
15,000,000	2.36	01/31/2005	14,998,324
General Electric Capital Corp.
15,000,000	2.46	01/10/2005	15,000,000
HBOS Treasury Services PLC
25,000,000	2.17	01/31/2005	25,010,694
25,000,000	2.39	02/21/2005	25,000,000
Merrill Lynch & Co.
14,300,000	2.82	03/21/2005	14,332,613
Monumental Life Insurance Co.†
25,000,000	2.38	01/01/2005	25,000,000

New York Life Insurance Co.†
10,000,000	2.04	01/01/2005	10,000,000
25,000,000	2.08	01/01/2005	25,000,000
Rabobank Nederland
20,000,000	2.29	01/03/2005	19,998,751
Unicredito Italiano SpA
10,000,000	2.39	03/09/2005	9,995,995

Total Variable Rate Obligations			$294,324,434

Total Investments before Repurchase Agreements			$1,491,614,659

Repurchase Agreements^—13.9%
Joint Repurchase Agreement Account II
$201,400,000	2.28%	01/03/2005	$201,400,000
Maturity Value: $201,438,266
Citigroup Global Markets, Inc.
40,000,000	2.41	01/03/2005	40,000,000
Maturity Value: $40,008,033
Collateralized by various corporate issues, 4.81% to 6.88%, due 11/15/2028 to 09/25/2034

Total Repurchase Agreements			$241,400,000

Total Investments—99.9%			$1,733,014,659

#	Variable or floating rate security index is based on the LIBOR or Prime lending rate.

†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $60,000,000 or 3.5% of net assets.

^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $201,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Government Portfolio
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations— 60.9%
Federal Home Loan Bank
$3,000,000	2.45	%#	03/21/2005	$2,999,985
Federal Home Loan Mortgage Corp.
10,000,000	2.00	#	01/07/2005	10,000,000
2,000,000	1.86		02/22/2005	1,994,627
2,000,000	2.61		06/14/2005	1,976,220
Federal National Mortgage Association
5,000,000	2.23	#	01/07/2005	4,996,837
5,000,000	1.99		01/19/2005	4,995,025
5,000,000	2.02	#	01/28/2005	4,999,889
5,000,000	2.30	#	01/31/2005	4,998,429
2,000,000	2.31	#	01/31/2005	1,998,831
5,000,000	1.99		02/04/2005	4,990,603
5,000,000	2.17	#	02/11/2005	4,999,831
5,000,000	2.23	#	02/22/2005	4,995,829
2,000,000	1.87		02/23/2005	1,994,494
2,000,000	1.88		03/02/2005	1,993,733
5,000,000	2.31	#	03/06/2005	4,997,954
10,000,000	2.46		03/23/2005	9,944,650
2,000,000	1.35		04/28/2005	2,000,000
3,521,000	2.26		05/04/2005	3,493,812

Total U.S. Government Agency Obligations				$78,370,749

Total Investments before Repurchase Agreements				$78,370,749

Repurchase Agreements^— 39.1%
Joint Repurchase Agreement Account II
$40,300,000	2.28%		01/03/2005	$40,300,000
Maturity Value: $40,307,657
Merrill Lynch Government Securities, Inc.
5,000,000	2.20		01/31/2005	5,000,000
Maturity Value: $5,022,611
Dated: 11/18/04
Collateralized by Federal National Mortgage Association, 4.50% to 5.50%, due 05/01/2019 to 08/01/2019
UBS Securities LLC
5,000,000	2.35		02/14/2005	5,000,000
Maturity Value: $5,020,236
Dated: 12/14/04
Collateralized by Federal Home Loan Mortgage Corporation 6.00%, due 01/01/2034 and Federal National Mortgage Association 5.00%, due 01/01/2010

Total Repurchase Agreements				$50,300,000

Total Investments— 100.0%				$128,670,749

#	Variable or floating rate security index is based on the LIBOR rate.
^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II— At December 31, 2004, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $40,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Barclays Capital PLC	$350,000,000	2.28%	01/03/2005	$350,066,500

Barclays Capital PLC	400,000,000	2.30	01/03/2005	400,076,667

Bear Stearns & Co.	500,000,000	2.29	01/03/2005	500,095,417

Greenwich Capital Markets	400,000,000	2.28	01/03/2005	400,076,000

J.P. Morgan Securities, Inc.	364,100,000	2.28	01/03/2005	364,169,179

Morgan Stanley & Co.	300,000,000	2.27	01/03/2005	300,056,750

UBS Securities LLC	500,000,000	2.26	01/03/2005	500,094,166

UBS Securities LLC	250,000,000	2.28	01/03/2005	250,047,500

Westdeutsche Landesbank AG	400,000,000	2.28	01/03/2005	400,076,000

TOTAL	$3,464,100,000			$3,464,758,179

At December 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.52%, due 03/30/2006 to 08/10/2010; Federal Home Loan Mortgage Corporation, 0.00% to 11.75%, due 02/01/2005 to 11/01/2035; Federal National Mortgage Association, 0.00% to 11.00%, due 12/15/2005 to 01/01/2035 and Government National Mortgage Association, 6.00%, due 12/15/2033.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Obligations Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—13.8%
United States Treasury Bills
$10,000,000	1.89%	03/24/2005	$9,956,950
13,000,000	2.46	06/23/2005	12,846,319
45,000,000	2.47	06/23/2005	44,466,463
United States Treasury Notes
10,000,000	1.63	03/31/2005	10,008,891
5,000,000	6.75	05/15/2005	5,095,881
19,000,000	1.88	11/30/2005	18,881,508

Total U.S. Treasury Obligations			$101,256,012

Total Investments before Repurchase Agreements			$101,256,012

Repurchase Agreements^—86.3%
Joint Repurchase Agreement Account I
$626,000,000	1.59%	01/03/2005	$626,000,000
Maturity Value: $626,082,736
UBS Securities LLC
5,000,000	2.31	03/17/2005	5,000,000
Maturity Value: $5,028,875
Dated: 12/17/04
Collateralized by U.S. Treasury Bond, 10.38%, due 01/15/2012

Total Repurchase Agreements			$631,000,000

Total Investments — 100.1%			$732,256,012

^	Unless noted, all repurchase agreements were entered into on December 31, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I— At December 31, 2004, the Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $626,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$300,000,000	1.45%	01/03/2005	$300,036,250

ABN AMRO, Inc.	300,000,000	1.65	01/03/2005	300,041,250

Barclays Capital PLC	300,000,000	1.75	01/03/2005	300,043,750

Bear Stearns & Co.	400,000,000	1.45	01/03/2005	400,048,333

Deutsche Bank Securities, Inc.	500,000,000	1.65	01/03/2005	500,068,750

J.P. Morgan Securities, Inc.	400,000,000	1.55	01/03/2005	400,051,667

Morgan Stanley & Co.	1,400,000,000	1.60	01/03/2005	1,400,186,667

UBS Securities LLC	1,385,600,000	1.58	01/03/2005	1,385,782,437

TOTAL	$4,985,600,000			$$4,986,259,104

At December 31, 2004, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 04/14/2005 to 06/23/2005; U.S. Treasury Bonds, 9.38% to 14.00%, due 02/15/2006 to 08/15/2014; U.S. Treasury Bonds, 12.75% to 14.00%, due 01/15/2010 to 01/15/2011; U.S. Treasury Inflation Index Bonds, 0.00% to 10.75%, due 05/15/2005 to 01/15/2011; U.S. Treasury Interest- Only Stripped Securities, 0.00%, due 01/15/2005 to 11/15/2014; U.S. Treasury Notes, 1.13% to 7.50%, due 01/30/2005 to 05/15/2014; U.S. Treasury Note, 11.75%, due 01/15/2014 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 01/15/2005 to 08/15/2011.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Treasury Instruments Portfolio
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$50,000,000	2.08	%>	01/18/2005	$49,956,666
100,000,000	2.09	>	01/18/2005	99,912,917
11,800,000	1.85	>	01/27/2005	11,784,277
50,000,000	1.86	>	01/27/2005	49,917,333
30,200,000	1.70		02/03/2005	30,153,077
34,900,000	2.18		03/03/2005	34,771,379
20,600,000	2.09		03/24/2005	20,501,933
6,400,000	2.12		03/24/2005	6,369,095
16,900,000	2.15		03/24/2005	16,817,315
65,700,000	2.17		03/24/2005	65,375,259
70,400,000	2.18		03/24/2005	70,050,710

Total U.S. Treasury Obligations				$455,609,961

Total Investments—100.1%				$455,609,961

>	All or portion represents a forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio
December 31, 2004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.9%
Federal Farm Credit Bank
$250,000,000	2.14	%‡#	01/01/2005	$250,000,000
30,000,000	2.18	#	01/01/2005	29,993,107
30,000,000	2.10	#	01/02/2005	29,996,042
30,000,000	2.14		01/03/2005	29,996,433
30,000,000	2.16		01/03/2005	29,996,400
30,000,000	2.21	#	01/03/2005	30,000,000
18,000,000	2.25	#	01/03/2005	17,997,295
85,000,000	2.27	#	01/03/2005	84,993,562
35,000,000	2.29	#	01/03/2005	35,000,000
20,000,000	2.15		01/04/2005	19,996,417
5,000,000	2.23	#	01/04/2005	4,998,683
50,000,000	2.17		01/06/2005	49,984,930
25,000,000	2.18		01/07/2005	24,990,917
20,000,000	2.17		01/10/2005	19,989,150
40,000,000	2.17		01/11/2005	39,975,889
20,000,000	2.29	#	01/12/2005	19,994,336
25,000,000	2.34	#	01/17/2005	24,996,984
70,000,000	2.35	#	01/18/2005	70,000,000
25,000,000	2.01		01/21/2005	24,972,083
25,000,000	2.02		01/25/2005	24,966,334
25,000,000	2.35	#	01/25/2005	24,999,622
Federal Home Loan Bank
30,000,000	1.05		01/03/2005	29,998,250
30,000,000	1.91	#	01/03/2005	29,988,656
80,000,000	1.91	#	01/05/2005	79,964,420
100,000,000	1.96	#	01/05/2005	99,999,945
49,810,000	2.19		01/05/2005	49,797,907
10,000,000	2.24		01/07/2005	9,996,275
50,000,000	2.26		01/07/2005	49,981,208
311,000	2.25		01/12/2005	310,786
14,115,000	2.26		01/14/2005	14,103,481
25,000,000	1.99	#	01/19/2005	24,997,770
25,000,000	2.14		01/19/2005	24,973,250
14,000,000	2.25		01/19/2005	13,984,250
50,000,000	2.26		01/19/2005	49,943,500
25,000,000	1.98		01/21/2005	24,972,500
30,000,000	2.16		01/21/2005	29,964,000
16,200,000	2.24		01/21/2005	16,179,840
30,000,000	2.34	#	01/25/2005	29,998,868
20,000,000	1.72		02/04/2005	19,967,511
41,000,000	2.22		02/04/2005	40,914,037
29,100,000	2.16		02/09/2005	29,031,906
25,000,000	2.17		02/09/2005	24,941,365
15,000,000	1.83		02/11/2005	14,968,703
15,000,000	1.81		02/16/2005	14,965,308
25,000,000	2.17	#	02/16/2005	24,977,768
20,000,000	2.21		02/16/2005	19,943,522
24,850,000	2.31		02/16/2005	24,776,810
15,795,000	1.85		02/18/2005	15,756,039
6,206,000	2.30		02/18/2005	6,186,968
51,700,000	2.25		02/23/2005	51,528,744
20,000,000	1.88		02/25/2005	19,942,708
100,000,000	2.26	#	02/26/2005	99,963,605
25,000,000	1.50		03/01/2005	24,961,368
30,000,000	2.28	#	03/01/2005	29,972,630
20,000,000	1.85		03/02/2005	19,938,333
10,000,000	1.94		03/02/2005	9,967,667
25,000,000	2.34		03/02/2005	24,902,500
12,000,000	1.95		03/04/2005	11,959,700
5,000,000	1.88		03/09/2005	4,982,478
25,000,000	1.45		03/11/2005	24,951,980
25,000,000	1.94		03/11/2005	24,907,041
28,000,000	2.34	#	03/13/2005	27,971,881
155,000,000	2.41	#	03/15/2005	154,993,302
25,000,000	1.94		03/16/2005	24,900,563
25,000,000	2.37		03/16/2005	24,878,208
70,000,000	2.45	#	03/21/2005	69,994,780
10,000,000	2.40		03/23/2005	9,946,000
30,000,000	2.41		03/28/2005	29,827,498
10,000,000	2.42		03/28/2005	9,942,189
25,000,000	2.43		03/28/2005	24,854,875
25,000,000	2.43	#	03/28/2005	24,984,551
50,000,000	2.49	#	03/30/2005	49,998,944
15,000,000	1.40		04/01/2005	14,998,195
41,552,000	2.07		04/01/2005	41,336,969
10,000,000	1.40		04/15/2005	9,999,601
38,000,000	2.14		04/27/2005	37,738,581
25,000,000	2.15		04/27/2005	24,826,806
15,000,000	1.33		05/02/2005	15,000,000
9,850,000	4.13		05/13/2005	9,943,829

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Federal Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$15,000,000	2.55%	06/01/2005	$14,839,563
20,000,000	2.55	06/15/2005	19,766,158
20,000,000	2.38	11/04/2005	19,944,515
Tennessee Valley Authority
18,000,000	2.17	01/27/2005	17,971,855

Total U.S. Government Agency Obligations			$2,730,060,644

Total Investments— 99.9%			$2,730,060,644

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
‡	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $250,000,000 or approximately 9.2% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.7%
Birmingham Alabama GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$3,070,000	2.00%	01/06/2005	$3,070,000
Birmingham Alabama GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1/P-1)
5,000,000	2.02	01/06/2005	5,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,100,000	2.20	01/03/2005	3,100,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
14,000,000	2.20	01/03/2005	14,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
14,600,000	2.20	01/03/2005	14,600,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,000,000	2.05	01/06/2005	7,000,000
Parrish Alabama IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
5,000,000	2.20	01/03/2005	5,000,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
2,600,000	2.00	01/05/2005	2,600,000
University of Alabama VRDN RB Series 2004 C (MBIA) (Southtrust Bank N.A. SPA) (A-1/VMIG1)
4,000,000	1.99	01/06/2005	4,000,000

			$58,370,000

Alaska—0.3%
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
$6,405,000	2.00%	01/05/2005	$6,405,000

Arizona—0.6%
City of Phoenix Water CP (Dexia Credit Local LOC) (A-1+/P1)
$3,000,000	1.70%	01/19/2005	$3,000,000
3,000,000	1.40	02/14/2005	3,000,000
Salt River Agriculture Improvement & Power Project CP Series S-B (Bank of America, Bank One, N.A., JP Morgan Chase & Co., Citibank, N.A., Wells Fargo Bank and M&I Marshall SPA) (A-1+/P1)
5,000,000	1.70	01/18/2005	5,000,000
3,225,000	1.85	01/26/2005	3,225,000

			$14,225,000

California—2.2%
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$1,700,000	1.98%	01/05/2005	$1,700,000
California State RANS (SP-1/MIG1)
2,000,000	3.00	06/30/2005	2,010,135
California Statewide Communities Development Authority, Kaiser Permanente, VRDN RB Series 2004 M (A-1)
5,400,000	2.00	01/05/2005	5,400,000
Clovis California Unified School District GO TRANS Series 2004 (SP-1+)
7,500,000	2.50	06/30/2005	7,532,749
Los Angeles GO VRDN P-Float-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)†
6,790,000	2.01	01/06/2005	6,790,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
3,985,000	2.03	01/05/2005	3,985,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
7,060,000	2.04	01/05/2005	7,060,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
5,100,000	2.04	01/05/2005	5,100,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
2,000,000	3.00	07/11/2005	2,013,895
San Diego County Regional Transportation Commission, Series A (JP Morgan Chase & Co. SPA) (A-1+/P1)
6,172,000	1.90	01/13/2005	6,172,000

			$47,763,779

Colorado—3.0%
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
$18,000,000	1.95%>	01/05/2005	$18,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
8,000,000	1.95	01/05/2005	8,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/VMIG1)
10,600,000	2.00	01/05/2005	10,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Springs Utilities VRDN RB Sublien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
$20,000,000	1.95%>	01/06/2005	$20,000,000
Colorado State General Fund Revenue TRANS (SP-1+/MIG1)
5,000,000	3.00	06/27/2005	5,033,384
Denver Colorado City & County VRDN P-Floats-P-T-2043 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)†
3,485,000	2.03	01/06/2005	3,485,000

			$65,118,384

Connecticut—0.2%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank N.A.) (A-1+)†
$4,000,000	2.04%	01/06/2005	$4,000,000

Florida—3.4%
Broward County GO VRDN Merlots Series 2004 B09 (Wachovia Bank N.A. SPA) (A-1)†
$5,630,000	2.06%	01/05/2005	$5,630,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
5,500,000	1.99	01/06/2005	5,500,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	1.99	01/06/2005	2,500,000
Florida Board of Education VRDN RB Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank N.A.) (A-1+)†
1,500,000	2.02	01/06/2005	1,500,000
Florida Local Government Financing Commission Pooled CP Notes Series A (Wachovia Bank N.A. SPA) (A-1/P1)
4,000,000	1.83	01/12/2005	4,000,000
Jacksonville Electric Authority CP Notes Series C-1 (JP Morgan Chase & Co. SPA) (A-1+/P1)
18,300,000	1.70	01/18/2005	18,300,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.78	01/12/2005	5,000,000
Jacksonville Electric Authority CP Series A (Westlb AG SPA) (A-1+/VMIG1)
5,000,000	1.90	03/03/2005	5,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB P-Floats-PT 2173 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
4,180,000	2.02	01/06/2005	4,180,000
Kissimmee Utility Authority CP (JP Morgan Chase & Co. SPA) (P1)
3,500,000	1.68	01/12/2005	3,500,000
Lakeland Energy System VRDN RB Refunding Series 2003 (Suntrust Bank SPA) (A-1+/VMIG1)
3,000,000	1.88	01/05/2005	3,000,000
Miami Dade County Florida School District TANS (MIG1)
7,500,000	2.75	06/28/2005	7,545,051
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,305,000	2.22	01/03/2005	3,305,000
Orlando Utilities Commission System VRDN RB Series 2004 (Citibank N.A.) (A-1+)†
5,000,000	2.02	01/06/2005	5,000,000

			$73,960,051

Georgia—1.8%
Atlanta Airport VRDN RB Refunding for General RF-C-2 Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
$5,000,000	1.99%	01/06/2005	$5,000,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 1993 B (Suntrust Bank LOC) (VMIG1)
2,520,000	2.00	01/05/2005	2,520,000
Dekalb County Hospital Authority Revenue Anticipation Certificates VRDN RB for Dekalb Medical Center Project Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
4,000,000	1.99	01/06/2005	4,000,000
Fulco Hospital Authority VRDN RANS for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
8,560,000	2.00	01/05/2005	8,560,000
Georgia State GO Bonds Series 1996 B (AAA/Aaa)
3,000,000	6.25	04/01/2005	3,037,694
Georgia State GO VRDN P-Float-PT 2227 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)†
9,480,000	2.02	01/06/2005	9,480,000
Putnam County Development Authority VRDN PCRB for Daily Power Co. Pollution Branch Project Series 1998 (A-1/VMIG1)
5,000,000	2.22	01/03/2005	5,000,000
Savannah Economic Development Authority VRDN PCRB Refunding Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
1,300,000	2.22	01/03/2005	1,300,000

			$38,897,694

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois—8.4%
Chicago Illinois GO VRDN for Neighborhoods Alive Series 2002 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$6,900,000	1.97%	01/06/2005	$6,900,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN for Capital Improvement Series 2003 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,700,000	1.97	01/05/2005	8,700,000
Chicago Illinois VRDN Merlots Series 2000 A43 (AMBAC) (Wachovia Bank, N.A. SPA) (VMIG1)†
6,995,000	2.06	01/05/2005	6,995,000
Chicago Illinois VRDN Series 2002 B (FGIC) (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
6,000,000	2.00	01/06/2005	6,000,000
Chicago Illinois Waste Water Transmission VRDN RB Merlots Series 2001 A 125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
1,000,000	2.06	01/05/2005	1,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance SPA) (A-1+/VMIG1)
12,500,000	2.00	01/06/2005	12,500,000
Cook County Illinois GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
21,000,000	2.02	01/05/2005	21,000,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,000,000	2.00	01/06/2005	5,000,000
Illinois Development Finance Authority Revenue VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
3,880,000	2.00	01/06/2005	3,880,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
2,000,000	1.98	01/06/2005	2,000,000
Illinois Finance Authority VRDN RB ROCS II-R-6015 Series 2004 (Citibank N.A.) (A-1+)†
5,655,000	2.04	01/06/2005	5,655,000
Illinois Finance Authority VRDN RB Series 2004 B Northwestern University (A-1+/VMIG1)
4,000,000	1.97	01/05/2005	4,000,000
Illinois Health Facilities Authority VRDN RB (A-1+/VMIG1)
10,000,000	1.70	02/24/2005	10,000,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A. SPA) (A-1/VMIG1)
19,000,000	2.00	01/05/2005	19,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (Lasalle Bank N.A. LOC) (A-1/VMIG1)
4,700,000	2.00	01/06/2005	4,700,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/VMIG1)
13,150,000	2.00	01/05/2005	13,150,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
16,375,000	2.00	01/05/2005	16,375,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 96 C1301 Class A (Citibank N.A.) (A-1+)†
4,900,000	2.04	01/06/2005	4,900,000
Illinois State GO VRDN P-Float-PT 1832 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (F1+)†
4,225,000	2.03	01/06/2005	4,225,000
Illinois State GO VRDN P-Float-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)†
3,970,000	2.03	01/06/2005	3,970,000
Illinois State GO VRDN ROCS II-R-4529 Trust Series 2003 (MBIA) (Citigroup Global Markets) (A-1+)*
2,000,000	1.70	08/04/2005	2,000,000
Illinois State Sales Tax VRDN RB P-Float-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)†
4,100,000	2.03	01/06/2005	4,100,000
Illinois State Sales Tax VRDN RB P-Float-PT 1929 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)†
3,970,000	2.03	01/06/2005	3,970,000
Regional Transport Authority Illinois GO VRDN P-Float-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)†
3,995,000	2.03	01/06/2005	3,995,000
Regional Transport Authority Illinois VRDN RB P-Float-PT 2424 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)†
4,500,000	2.03	01/06/2005	4,500,000
Schaumburg Illinois GO VRDN Eagle 20040045 Series 2004 A (FGIC) (Citigroup Global Markets SPA) (A-1+)†
6,000,000	2.04	01/06/2005	6,000,000

			$184,515,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana—1.7%
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2003-21 (MBIA) (ABN Amro Bank N.V. SPA) (F1+)†
$5,000,000	2.04%	01/05/2005	$5,000,000
ABN Amro Munitops VRDN RB Non-AMT Trust Certificates Series 2004-28 (FGIC) (ABN Amro Bank N.V. SPA) (F1+)†
5,000,000	2.04	01/05/2005	5,000,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B 18 (FGIC) (Wachovia Bank N.A. SPA) (A-1)†
5,110,000	2.06	01/05/2005	5,110,000
Indiana TFA Highway VRDN RB P-Float-PT 2245 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
5,180,000	2.03	01/06/2005	5,180,000
Indiana TFA Highway VRDN RB P-Float-PT 2296 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
5,325,000	2.03	01/06/2005	5,325,000
Indiana TFA Highway VRDN RB P-Float-PT 2330 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
5,535,000	2.03	01/06/2005	5,535,000
Wayne Township VRDN RB for School Building Corp. P-Float-PT 2016 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)†
5,240,000	2.03	01/06/2005	5,240,000

			$36,390,000

Iowa—1.9%
Chillicothe City VRDN PCRB for Midamerican Energy Co./ Midwest Power Systems Series 1993 A (A-1/VMIG1)
$900,000	2.05%	01/05/2005	$900,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facilities Series 2001 (A-1+/VMIG1)
12,500,000	1.97	01/06/2005	12,500,000
Iowa State TANS (SP-1+/MIG1)
6,830,000	3.00	06/30/2005	6,863,291
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
21,795,000	2.05	01/05/2005	21,795,000

			$42,058,291

Kansas—0.5%
Kansas DOT Highway VRDN RB Series 2000 C-2 (Kansas State Pooled Investment Board) (A-1+/VMIG1)
$12,000,000	1.97%	01/05/2005	$12,000,000

Kentucky—1.3%
Kentucky Asset/Liability Common General Fund TRANS RB Series 2004 A (SP-1+/MIG1)
$14,000,000	3.00%	06/29/2005	$14,098,027
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. SPA) (SP-1+)
8,500,000	3.00	06/30/2005	8,555,355
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
4,000,000	2.00	01/05/2005	4,000,000
Louisville & Jefferson County VRDN Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank N.A.) (A-1+)†
2,500,000	2.04	01/06/2005	2,500,000

			$29,153,382

Louisiana—1.5%
Ascension Parish Louisiana VRDN PCRB for Vulcan Materials Co. Series 1996 (A-1/VMIG1)
$8,200,000	2.03%	01/05/2005	$8,200,000
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding Loop LLC Project Series 2003 A (Suntrust Bank LOC) (A-1+)
5,750,000	2.22	01/03/2005	5,750,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank Nashville LOC) (A-1+/VMIG1)
5,000,000	2.00	01/05/2005	5,000,000
New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
8,605,000	2.00	01/05/2005	8,605,000
New Orleans Aviation Board VRDN RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
4,295,000	2.00	01/05/2005	4,295,000

			$31,850,000

Maine—0.1%
Maine State GO Bonds General Purpose Series 2004 (AA/Aa2)
$1,430,000	2.00%	01/15/2005	$1,430,442

Maryland—0.9%
Maryland State John Hopkins Health & Higher Educational Facilities Authority Series A (Bank of America N.A. SPA) (A-1+/P1)
$5,000,000	1.82%	02/11/2005	$5,000,000
8,875,000	1.86	02/11/2005	8,875,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Montgomery County Maryland CP Series 2002 (Toronto Dominion Bank SPA) (A-1+/P1)
$2,000,000	1.85%	01/27/2005	$2,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)†
4,945,000	2.03	01/06/2005	4,945,000

			$20,820,000

Massachusetts—4.1%
Harvard University CP (A-1/P1)
$4,000,000	1.75%	02/14/2005	$4,000,000
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDN Merlots Series 2004 B-04 (Wachovia Bank N.A. SPA) (A-1)†
8,975,000	2.05	01/05/2005	8,975,000
Massachusetts GO VRDN Refunding Bonds Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
21,700,000	1.95	01/06/2005	21,700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
8,000,000	2.15	01/03/2005	8,000,000
Massachusetts State Development Finance Agency Revenue VRDN RB for Phillips Academy Series 2003 (Bank of New York SPA) (A-1+/VMIG1)
13,000,000	1.97	01/06/2005	13,000,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
32,600,000	1.95	01/06/2005	32,600,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/P1)
2,000,000	1.85	01/01/2005	2,000,000

			$90,275,000

Michigan—5.9%
Detroit City School District GO VRDN P-Floats-PT 2158 Series 2004 (FGIC Q-SBLF) (Merrill Lynch Capital Services SPA) (F1+)†
$4,460,000	2.02%	01/06/2005	$4,460,000
Detroit Water Supply System VRDN RB Refunding Second Lien Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
15,000,000	2.01	01/06/2005	15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A. SPA) (A-1+/VMIG1)
5,000,000	2.00	01/05/2005	5,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	2.01	01/06/2005	5,000,000
Michigan Building Authority VRDN P-Floats-PT 398 Series 2000 (Merrill Lynch Capital Services SPA) (A-1+)†
6,600,000	2.02	01/06/2005	6,600,000
Michigan CP Series 2004 A (JP Morgan Chase & Co. LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	2.20	01/01/2005	15,000,000
Michigan Municipal Bond Authority RB Series 2004 B-1 (SP-1+)
4,000,000	3.00	08/19/2005	4,035,966
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Revenue Series 1998 (Merrill Lynch Capital Services SPA) (A-1+)†
8,600,000	2.02	01/06/2005	8,600,000
Michigan State Building Authority VRDN RB ROCS I- R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets) (A-1+)†
5,205,000	2.04	01/06/2005	5,205,000
Michigan State GO Bonds Series 2004 A (SP-1+/MIG1)
10,000,000	3.50	09/30/2005	10,109,933
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1+)
37,500,000	2.00	01/06/2005	37,500,000
Michigan State Trunk Line P-Floats-PA 1260 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)†
5,175,000	2.02	01/06/2005	5,175,000
University of Michigan Regents CP Series F (A-1/P1)
8,050,000	1.86	02/15/2005	8,050,000

			$129,735,899

Minnesota—2.3%
City of Rochester Health Care Facilities Mayo Foundation CP Series A (JP Morgan Chase & Co. SPA) (A-1+)
$5,200,000	1.75%	01/11/2005	$5,200,000
City of Rochester Mayo Clinic Health Facility RB CP Series 2000 B (U.S. Bank National SPA) (SP-1+)
6,000,000	1.90	01/13/2005	6,000,000
City of Rochester Mayo Clinic Health Facility RB CP Series 2001 C (U.S. Bank National SPA) (A-1+/VMIG1)
2,400,000	1.75	01/11/2005	2,400,000
5,000,000	1.90	01/12/2005	5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
City of Rochester Mayo Clinic Health Facility RB CP Series 2001 D (Wells Fargo & Co. SPA) (A-1+/VMIG1)
$9,000,000	1.42%	01/13/2005	$9,000,000
City of Rochester Mayo Medical Center CP Series 1992 C (A-1+)
3,900,000	1.85	01/13/2005	3,900,000
City of Rochester Mayo Medical Center CP Series F (Chase Manhattan SPA) (A-1+)
4,135,000	1.88	01/13/2005	4,135,000
Minnesota State VRDN P-Float PT 1941 Series 2003 (Merrill Lynch Capital Service SPA) (F1+)†
5,000,000	2.03	01/06/2005	5,000,000
University of Minnesota VRDN RB Series 1999 A (A-1+/VMIG1)
10,550,000	2.03	01/05/2005	10,550,000

			$51,185,000

Mississippi—1.4%
Mississippi GO VRDN Eagle Tax-Exempt Trust Series 20012402 (Citibank N.A.) (A-1+)†
$10,655,000	2.04%	01/06/2005	$10,655,000
Mississippi Hospital Equipment & Facilities Authority VRDN RB North Mississippi Health Services Series 2004 1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,000,000	1.99	01/06/2005	5,000,000
Mississippi State GO VRDN for Capital Improvement Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	1.97	01/05/2005	10,000,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA-CR) (Wachovia Bank N.A. SPA) (VMIG1)†
4,990,000	2.06	01/05/2005	4,990,000

			$30,645,000

Missouri—0.6%
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$5,000,000	2.00%	01/06/2005	$5,000,000
University of Missouri Series B (A-1+/VMIG1)
9,000,000	2.19	01/03/2005	9,000,000

			$14,000,000

Montana—0.6%
Montana Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$13,000,000	2.00%	01/05/2005	$13,000,000

Nebraska—0.2%
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A.) (A-1+)†
$4,000,000	2.04%	01/06/2005	$4,000,000

Nevada—1.5%
Clark County Nevada CP Series 2003 (BNP Paribas and Bayersiche Landesbank SPA) (A-1+/P1)
$5,000,000	1.88%	01/21/2005	$5,000,000
7,500,000	1.70	02/09/2005	7,500,000
Clark County Nevada VRDN Eagle Tax-Exempt Trust Series 002801 Class A (Citibank N.A.) (A-1+)†
6,920,000	2.04	01/06/2005	6,920,000
Las Vegas Valley Water District CP (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P1)
10,000,000	1.65	01/03/2005	10,000,000
4,000,000	1.85	01/26/2005	4,000,000

			$33,420,000

New Hampshire—1.0%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Issue Series 2002 (A-1+/VMIG1)
$6,450,000	1.95%	01/05/2005	$6,450,000
New Hampshire Health & Education Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust Co. SPA) (A-1+/VMIG1)
6,000,000	1.97	01/06/2005	6,000,000
New Hampshire State CP (Landesbank Hessen-Thueringen SPA) (A-1+/P1)
5,000,000	1.72	02/10/2005	5,000,000
New Hampshire State GO VRDN Floater-PT 1845 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)*
4,000,000	1.45	04/28/2005	4,000,000

			$21,450,000

New Jersey—0.6%
New Jersey Economic Developmental Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)†
$3,995,000	2.02%	01/05/2005	$3,995,000
New Jersey State TANS Series 2004 A (SP-1+/MIG1)
10,000,000	3.00	06/24/2005	10,070,646

			$14,065,646

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico—1.8%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$5,405,000	2.00%	01/05/2005	$5,405,000
Bernalillo County Gross Receipts Tax VRDN RB P-Floats-PT 2202 Series 2004 (MBIA-IBC) (Merrill Lynch Capital Services SPA) (F1+)†
5,415,000	2.03	01/06/2005	5,415,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
10,000,000	2.20	01/03/2005	10,000,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 (Merrill Lynch Capital Services SPA) (A-1)†
4,935,000	2.03	01/06/2005	4,935,000
New Mexico State University VRDN RB P-Floats-PT 2342 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)†
4,000,000	2.03	01/06/2005	4,000,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,640,000	2.02	01/05/2005	7,640,000
University of New Mexico VRDN RB Refunding Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,500,000	2.00	01/05/2005	2,500,000

			$39,895,000

New York—3.7%
Long Island Power Authority 3/A2 CP Series CP1 (JP Morgan Chase & Co. LOC) (A-1+/SP-1+)
$3,000,000	1.83%	01/12/2005	$3,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
6,800,000	1.95	01/06/2005	6,800,000
New York City GO VRDN Adjusted ROCS RR II Series 2003 R 251A (Citigroup Global Markets Guarantor LOC SPA) (VMIG1)†
5,000,000	2.06	01/06/2005	5,000,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
2,400,000	1.95	01/05/2005	2,400,000
New York City GO VRDN Subseries 2003 A-2 (Bank of America LOC) (A-1/VMIG1)
4,430,000	1.95	01/05/2005	4,430,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
8,300,000	1.95	01/05/2005	8,300,000
New York City GO VRDN Subseries 2004 H-2 (Bank of New York LOC) (A-1+/VMIG1)
15,650,000	1.96>	01/05/2005	15,650,000
New York City Transitional Financing Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,850,000	2.20>	01/04/2005	3,850,000
New York State Dormitory Authority VRDN RB for Mental Health Services Subseries 2003 D-2H (HSBC Bank USA SPA) (A-1+)
3,500,000	1.95	01/06/2005	3,500,000
New York State Environmental Revolving Fund CP Series 1997 A (Landesbank Hessen-Thueringen and Bayerische Landesbank LOC) (A-1+/VMIG1)
4,000,000	1.70	01/26/2005	4,000,000
New York State Housing Finance Agency VRND RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
7,800,000	1.95>	01/05/2005	7,800,000
New York State Thruway Authority CP Series 2001 (Landesbank Hessen-Thueringen SPA) (A-1+/P1)
2,500,000	1.70	02/11/2005	2,500,000
New York State Urban Development Corp. Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)†
5,000,000	2.01	01/06/2005	5,000,000
Sachem Central School District New York Holbrook TANS (SP-1+)
7,000,000	2.75	06/23/2005	7,040,187
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)†
2,990,000	2.03	01/05/2005	2,990,000

			$82,260,187

North Carolina—5.3%
Charlotte Water & Sewer CP Series 2004 (Wachovia Bank SPA) (A-1/P1)
$3,000,000	1.90%	05/27/2005	$3,000,000
2,000,000	2.10	09/09/2005	2,000,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Navant Health Group Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	1.98	01/05/2005	5,000,000
North Carolina State GO VRDN P-Floats-PT-1962 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)†
4,970,000	2.03	01/06/2005	4,970,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
$34,600,000	1.96%>	01/05/2005	$34,600,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttm SPA) (A-1+/VMIG1)
19,000,000	1.70>	01/05/2005	19,000,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
5,300,000	1.97	01/05/2005	5,300,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,855,000	2.15	01/03/2005	14,855,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,800,000	2.00	01/06/2005	9,800,000
Wake County GO Bonds for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
9,000,000	2.50	04/01/2005	9,025,224
Wilmington North Carolina GO VRDN (Wachovia Bank SPA) (A-1/VMIG1)
5,460,000	1.98	01/05/2005	5,460,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
4,200,000	1.99	01/05/2005	4,200,000

			$117,210,224

Ohio—3.1%
Franklin County Ohio Revenue Trinity Health Credit VRDN RB Series 2000 F (JP Morgan Chase & Co. and Bayersiche Landesbank SPA) (A-1+/VMIG1)
$40,000,000	2.00%	01/06/2005	$40,000,000
Ohio State GO VRDN for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
13,600,000	1.95	01/05/2005	13,600,000
Ohio State GO VRDN P-Floats-PT 2125 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)†
6,155,000	2.02	01/06/2005	6,155,000
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
1,650,000	1.98	01/05/2005	1,650,000
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
7,500,000	1.99	01/06/2005	7,500,000

			$68,905,000

Oklahoma—0.9%
Payne County Oklahoma Economic Development Authority Student Housing VRDN RB OSUF Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
$19,350,000	2.01%	01/06/2005	$19,350,000

Oregon—1.9%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$5,000,000	1.98%	01/05/2005	$5,000,000
Oregon State GO VRDN Series 1985 73-G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
22,800,000	1.98	01/05/2005	22,800,000
Oregon State GO VRDN Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
13,000,000	1.98	01/05/2005	13,000,000

			$40,800,000

Pennsylvania—2.2%
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 A (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$8,600,000	2.00%	01/06/2005	$8,600,000
Allegheny County Hospital Development Authority VRDN RB for Health Center-Presbyterian University Health Systems Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
3,900,000	2.00	01/06/2005	3,900,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1)†
4,995,000	2.06	01/05/2005	4,995,000
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,605,000	2.00	01/06/2005	11,605,000
Pennsylvania State GO VRDN Eagle-20040043-CL A (FSA) (Citibank N.A. SPA) (A-1+)†
6,000,000	2.03	01/06/2005	6,000,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutshe Landesbank SPA) (A-1+/VMIG1)
10,000,000	2.00	01/05/2005	10,000,000
Temple University of the Commonwealth Systems of Higher Education for University Funding (MIG1)
4,000,000	2.25	05/02/2005	4,012,831

			$49,112,831

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—1.5%
Puerto Rico Government Development Bank CP (A-1)
$4,333,000	1.85%	01/01/2005	$4,333,000
5,000,000	1.90	01/01/2005	5,000,000
5,000,000	1.92	01/01/2005	5,000,000
3,150,000	1.45	01/13/2005	3,150,000
2,500,000	1.47	01/13/2005	2,500,000
2,410,000	1.46	01/14/2005	2,410,000
3,676,000	1.88	02/14/2005	3,676,000
6,161,000	1.93	04/14/2005	6,161,000

			$32,230,000

South Carolina—1.4%
South Carolina Association Governmental Organizations COPS Series 2004 (MIG1)
$5,000,000	2.75%	04/15/2005	$5,017,153
South Carolina Public Service Authority CP for Santee Cooper (BNP Paribas and Dexia Local Credit LOC) (A-1+/P1)
6,809,000	1.68	01/25/2005	6,809,000
South Carolina State Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank N.A.) (A-1+)†
5,000,000	2.04	01/06/2005	5,000,000
South Carolina State VRDN P-Floats Part 1225 (Merrill Lynch Capital Services SPA) (A-1)†
6,805,000	2.01	01/06/2005	6,805,000
South Carolina Transportation Infrastructure VRDN Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank N.A. SPA) (A-1+)†
6,760,000	2.04	01/06/2005	6,760,000

			$30,391,153

Tennessee—3.1%
Chattanooga Health Educational & Housing Facilities Board VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
$7,700,000	1.95%	01/05/2005	$7,700,000
City of Memphis GO CP Series 2000 (Westdeutsche Landesbank SPA) (A-1+/P1)
2,500,000	1.92	02/23/2005	2,500,000
Knoxville Utilities Board VRDN RB Adjustable Subordinate Water System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
13,380,000	2.16	01/03/2005	13,380,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
13,760,000	1.95	01/06/2005	13,760,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,030,000	2.15	01/03/2005	5,030,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,735,000	1.95	01/06/2005	4,735,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series III F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,190,000	2.00	01/06/2005	14,190,000
Shelby County Tennessee TRANS (SP-1+/MIG1)
4,000,000	3.00	06/30/2005	4,028,757
State of Tennessee GO CP Series A (Tennessee Consolidated Retirement System SPA) (A-1+/P1)
3,000,000	1.46	01/14/2005	3,000,000

			$68,323,757

Texas—17.1%
City of Dallas Water Utilities CP Series B (Bank of America N.A. SPA) (A-1+/P1)
$7,000,000	1.70%	02/11/2005	$7,000,000
City of Houston CP Notes (Dexia Credit Local and Landesbank Hessen-Thueringen LOC) (A-1+/P1)
7,600,000	1.46	01/24/2005	7,600,000
2,000,000	1.77	02/11/2005	2,000,000
City of Houston CP Notes Series D (Depfa Bank LOC) (A-1+/P1)
3,000,000	1.45	01/24/2005	3,000,000
7,000,000	1.68	01/25/2005	7,000,000
City of Houston CP Notes Series E (Bank of America N.A. SPA) (A-1+/P1)
4,000,000	1.45	01/24/2005	4,000,000
City of Houston Texas Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local and Westdeutsche Landesbank SPA) (A-1/P1)
2,000,000	1.88	02/10/2005	2,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 104 (Societe Generale SPA) (A-1+)†
34,930,000	2.03	01/06/2005	34,930,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health System VRDN RB Updates Series 1998 B (AMBAC) (Bank One N.A. SPA) (SP-1+/VMIG1)
5,600,000	1.99	01/05/2005	5,600,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Cypress Fairbanks Independent School District VRDN Merlots Series 2004 A 129 (Wachovia Bank N.A. SPA) (A-1)*
$3,000,000	1.80%	07/13/2005	$3,000,000
Cypress Fairbanks Independent School District VRDN Merlots Series 2004 C 16 (PSF-GTD) (Wachovia Bank N.A. SPA) (VMIG1)†
4,400,000	2.06	01/05/2005	4,400,000
Dallas Area Rapid Transit CP (Bayerische Landesbank, Landesbank Baden-Wurttm, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P1)
3,000,000	1.75	01/26/2005	3,000,000
Dallas Independent School District GO VRDN ROCS RR-II-R- 6038 Series 2004 (PSF-GTD) (Citibank N.A.) (VMIG1)†
6,175,000	2.06	01/06/2005	6,175,000
Frenship Texas Independent School District ROCS RR-II-R- 3027 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)†
6,320,000	2.06	01/06/2005	6,320,000
Harris County Texas Health Facilities Development VRDN RB for Methodist Hospital Series 2002 (A-1+)
39,300,000	2.20	01/03/2005	39,300,000
Harris County Texas Toll Road CP Series 2004 E (Dexia Credit Local SPA) (A-1/P1)
8,510,000	1.70	01/13/2005	8,510,000
800,000	1.85	01/13/2005	800,000
Harris County Texas VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
8,995,000	2.03	01/06/2005	8,995,000
Houston Texas Utility Systems Revenue VRDN RB Merlots Series 2004 B 17 (MBIA) (FGIC) (Wachovia Bank N.A. SPA) (A-1)†
12,150,000	2.06	01/05/2005	12,150,000
Jefferson County Texas (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)*
6,515,000	1.35	01/27/2005	6,515,000
Lewisville Texas Independent School District GO VRDN P-Float-PT 2089 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)†
5,655,000	2.03	01/06/2005	5,655,000
North Texas Tollway Authority VRDN RB for Dallas North Tollway Systems Floating Rate Receipts Series 2003 SG-167 (AMBAC) (A-1+)†
4,000,000	2.03	01/06/2005	4,000,000
Plano Independent School District GO VRDN Floats PT-2429 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)†
5,265,000	2.03	01/06/2005	5,265,000
San Antonio Electric & Gas RB Refunding Series 2003 (AA+/Aa1)
2,000,000	4.00	02/01/2005	2,004,984
San Antonio Electric & Gas Systems CP Notes Series A (Bank of America N.A. and State Street Corp. SPA) (A-1+/P-1)
5,000,000	1.75	01/24/2005	5,000,000
7,900,000	1.77	02/14/2005	7,900,000
3,900,000	1.77	02/17/2005	3,900,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+/P1)
5,500,000	1.83	01/24/2005	5,500,000
15,000,000	1.83	01/25/2005	15,000,000
Texas A&M University RB Financing Systems Prerefunded Series 1995 (AA+/Aa1)
3,000,000	6.35	05/16/2005	3,056,503
Texas A&M University System Building Registration CP Series B (A-1+/P1)
5,420,000	1.40	01/20/2005	5,420,000
5,000,000	1.40	01/21/2005	5,000,000
12,000,000	1.82	01/25/2005	12,000,000
Texas Public Finance Authority CP Series 2002 (A-1+/P1)
7,100,000	1.80	01/19/2005	7,100,000
3,835,000	1.75	02/17/2005	3,835,000
Texas State Public Finance Authority Revenue VRDN Series 2003 C (A-1+/VMIG1)
7,500,000	1.85	01/12/2005	7,500,000
4,000,000	1.75	01/24/2005	4,000,000
9,000,000	1.87	02/17/2005	9,000,000
Texas State TRANS Series 2005 (SP-1+/MIG1)
61,500,000	3.00	08/31/2005	62,028,131
Texas State University Systems Financing VRDN RB ROCS RR-II-R 3028 Series 2004 (FSA) (Citigroup Global Market) (VMIG1)†
5,265,000	2.06	01/06/2005	5,265,000
University of Texas School Board of Regents CP (A-1+/P1)
10,000,000	1.72	01/07/2005	10,000,000
8,298,000	1.87	01/14/2005	8,298,000
5,000,000	1.46	01/21/2005	5,000,000
3,000,000	1.40	02/07/2005	3,000,000

			$377,022,618

Utah—5.0%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$13,500,000	1.97%	01/05/2005	$13,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Central Water Conservancy District GO VRDN Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$4,950,000	1.97%	01/05/2005	$4,950,000
Central Water Conservancy District GO VRDN Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1/F1+)
10,000,000	1.97	01/05/2005	10,000,000
Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,295,000	1.97	01/05/2005	10,295,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 A (A-1+)
3,800,000	2.00	01/06/2005	3,800,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 B (A-1+)
7,790,000	2.20	01/03/2005	7,790,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 C (A-1+)
4,000,000	2.00	01/06/2005	4,000,000
Murray City Hospital VRDN RB for IHC Health Services Inc. Series 2003 D (A-1+)
14,700,000	2.17	01/03/2005	14,700,000
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,800,000	2.00	01/05/2005	4,800,000
Utah Water Finance Agency VRDN RB (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,975,000	2.02	01/05/2005	2,975,000
Utah Water Finance Agency VRDN RB Tender Option Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,000,000	2.02	01/05/2005	5,000,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
18,400,000	2.17	01/03/2005	18,400,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
5,300,000	2.20	01/03/2005	5,300,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,530,000	2.20	01/03/2005	3,530,000

			$109,040,000

Virginia—0.5%
Fairfax County GO Refunding & Public Improvement Series 2004 A (AAA)
$3,000,000	2.00%	04/01/2005	$3,006,520
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
2,900,000	1.99	01/05/2005	2,900,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 2004 (Suntrust Bank SPA) (VMIG1)
5,000,000	2.00	01/05/2005	5,000,000

			$10,906,520

Washington—5.6%
Chelan County Public Utility District Number 001 Conservancy VRDN RB P-Float-PT 950 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
$5,000,000	2.03%	01/06/2005	$5,000,000
Eagle Tax-Exempt Trust VRDN 20024701 A (FSA) (Citibank N.A. SPA) (A-1+)†
5,000,000	2.04	01/06/2005	5,000,000
Eagle Tax-Exempt Trust VRDN 20024703 (MBIA) (Citibank N.A. SPA) (A-1+)†
2,000,000	2.04	01/06/2005	2,000,000
Energy Northwest Washington Electric VRDN RB P-Floats-PT 2236 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)†
4,985,000	2.03	01/06/2005	4,985,000
Grant County Washington Public Utility District Eagle Tax-Exempt Trust VRDN Series 20014702 (FSA) (Citibank N.A. SPA) (A-1+)†
4,000,000	2.04	01/06/2005	4,000,000
King County School District Number 401 Highline Public Schools GO VRDN ROCS RR-II-R 2151 Series 2004 (FSA) (Citigroup Global Markets) (A-1+)†
5,320,000	2.06	01/06/2005	5,320,000
King County Sewer CP Series A (Bayerische Landesbank SPA) (A-1/P1)
4,300,000	1.75	01/20/2005	4,300,000
5,000,000	1.88	01/26/2005	5,000,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)†
7,974,500	2.03	01/06/2005	7,974,500
State of Washington VRDN Eagle Tax-Exempt Trust Series 20004704 Class A COPS (Citibank N.A. SPA) (A-1+)†
12,000,000	2.04	01/06/2005	12,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-BO5 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
$4,995,000	2.06%	01/05/2005	$4,995,000
Tacoma Washington GO VRDN P-Floats-PT 2322 Series 2008 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)†
5,815,000	2.03	01/06/2005	5,815,000
University of Washington VRDN RB General Series 2004 B (AMBAC) (Bank of America N.A.) (A-1+/VMIG1)
7,035,000	1.96	01/05/2005	7,035,000
Washington State Economic Development Finance Authority VRDN P-Floats-PT 2333 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)†
6,785,000	2.03	01/06/2005	6,785,000
Washington State GO P-Floats-PT 854 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)†
7,495,000	2.03	01/06/2005	7,495,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 96C4704 (Citibank N.A. SPA) (A-1+)†
8,500,000	2.04	01/06/2005	8,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 984702 Class A (Citibank N.A. SPA) (A-1+)†
6,000,000	2.04	01/06/2005	6,000,000
Washington State GO VRDN Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
6,930,000	2.06	01/05/2005	6,930,000
Washington State GO VRDN Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
5,000,000	2.06	01/05/2005	5,000,000
Washington State GO VRDN Merlots Series 2004 C03 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)†
7,085,000	2.06	01/05/2005	7,085,000
Washington State GO VRDN P-Floats-PT 1407 Series A (Merrill Lynch Capital Services SPA) (A-1)†
2,950,000	2.03	01/06/2005	2,950,000

			$124,169,500

Wisconsin—1.5%
Milwaukee Metropolitan Sewage District GO VRDN Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (Citibank N.A. SPA) (A-1)†
$15,085,000	2.04%	01/06/2005	$15,085,000
Southeast Wisconsin Professional Baseball Park District VRDN RB P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)†
5,495,000	2.03	01/06/2005	5,495,000
Wisconsin State GO Bonds Series 1995 A (AA-/Aa3)
4,055,000	7.00	05/01/2005	4,122,559
Wisconsin VRDN Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank N.A. SPA) (A-1+)†
7,500,000	2.04	01/06/2005	7,500,000

			$32,202,559

TOTAL INVESTMENTS—103.3%			$2,270,552,917

> All or portion represents a forward commitment.

†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2004, these securities amounted to $508,864,500 or approximately 23.1% of net assets.

*	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2004, these securities amounted to $15,515,000 or approximately 0.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 37.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—96.3%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	2.00%	01/06/2005	$13,700,000
ABN Amro Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)†
7,950,000	2.02	01/05/2005	7,950,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2001 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
400,000	1.96	01/06/2005	400,000
Bay Area Toll Authority VRDN California Toll Bridge RB for San Francisco Bay Area Series 2003 C (AMBAC) (Bayerische Landesbank, JP Morgan Chase & Co. and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
10,825,000	1.96	01/06/2005	10,825,000
Cabrillo Community College District GO ROCS II-R-300 Series 2004 (MBIA) (Citibank N.A.) (VMIG1)†
1,000,000	2.02	01/06/2005	1,000,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/ West Series 1998 A (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
1,270,000	2.20	01/03/2005	1,270,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 B (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
1,715,000	2.20	01/03/2005	1,715,000
California Health Facilities Financing Authority Insured Variable Rate Hospital VRDN RB for Adventist Health System/West Series 1998 C (MBIA) (California State Teachers Retirement SPA) (A-1+/VMIG1)
3,700,000	2.20	01/03/2005	3,700,000
California Health Facilities Financing Authority Variable Rate Hospital VRDN RB for Adventist Health Systems Series 2002 B (KBC Bank N.V. LOC) (VMIG1)
6,173,000	2.20	01/03/2005	6,173,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
12,032,864	1.98	01/05/2005	12,032,864
California Infrastructure & Economic Development Bank VRDN RB for Floating Rate Receipts Series 2004 SG-172 (AMBAC) (Societe Generale SPA) (A-1+)†
3,000,000	2.01	01/06/2005	3,000,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 B (A-1+/VMIG1)
1,500,000	1.17	02/01/2005	1,500,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/VMIG1)
1,000,000	1.17	02/01/2005	1,000,000
California State Department of Water GO CP (Landesbank Hessen-Thueringen SPA) (A-1+/P1)
6,798,000	1.68	01/11/2005	6,798,000
California State Economic Recovery VRDN RB Series 2004 C-08 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
6,400,000	2.17	01/03/2005	6,400,000
California State Economic Recovery VRDN RB Series 2004 C-12 (XL Capital Assurance LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
4,200,000	1.96	01/05/2005	4,200,000
California State Economic Recovery VRDN RB Series 2004 C-13 (XL Capital Assurance LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
3,550,000	1.98	01/05/2005	3,550,000
California State Economic Recovery VRDN RB Series 2004 C-14 (XL Capital Assurance LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
7,500,000	1.95	01/05/2005	7,500,000
California State Economic Recovery VRDN RB Series 2004 C-17 (XL Capital Assurance LOC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
2,000,000	1.98	01/05/2005	2,000,000
California State GO VRDN for Floating Rate Series 2003 C-1 (Bank of America, Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
700,000	1.98	01/06/2005	700,000
California State GO VRDN for Floating Rate Series 2003 C-2 (Bank of America, Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,000,000	0.00/0.00	01/06/2005	4,000,000
California State RANS (SP-1/MIG1)
7,500,000	3.00	06/30/2005	7,540,603
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2003 B (A-1)
4,300,000	2.00	01/05/2005	4,300,000
California Statewide Communities Development Authority Revenue VRDN RB for Kaiser Permanente Series 2004 E (A-1)
5,000,000	1.08	04/01/2005	5,000,000
California Statewide Community Development Authority GO for Kaiser Permanente CP Series 2004 S-K (F1)
5,000,000	1.75	01/19/2005	5,000,000
5,000,000	1.72	02/08/2005	5,000,000
4,000,000	1.85	02/08/2005	4,000,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
15,100,000	1.98	01/06/2005	15,100,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Clovis California Unified School District GO TRANS (SP-1+)
$3,000,000	2.50%	06/30/2005	$3,013,099
East Bay Municipal Utility District Water & Waste CP Series 2003 (Westdeutsche Landesbank and JP Morgan Chase & Co. SPA) (A-1+/P1)
3,000,000	1.25	01/07/2005	3,000,000
5,000,000	1.75	01/12/2005	5,000,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1)
4,445,000	2.00	01/06/2005	4,445,000
Fresno California Sewer Revenue VRDN RB Series 2000 A (FGIC) (A-1+/VMIG1)
2,200,000	1.95	01/05/2005	2,200,000
Fresno County Adjustable VRDN RB for Trinity Health Credit Series 2000 C (Chase Manhattan Bank and Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,400,000	1.96	01/06/2005	5,400,000
Golden Gate Bridge Highway & Transportation Authority CP Series A (JP Morgan Chase & Co. SPA) (A-1+/F1)
7,700,000	1.83	01/12/2005	7,700,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC) (VMIG1)
14,100,000	1.98	01/05/2005	14,100,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point Apartment Series 1998 A (FNMA) (A-1+)
5,500,000	1.98	01/06/2005	5,500,000
Los Angeles Convention & Exhibit Center Authority Lease VRDN RB Series 2003 D (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
3,305,000	1.95	01/05/2005	3,305,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
9,661,000	1.98	01/06/2005	9,661,000
Los Angeles County Metropolitan Transportation Authority CP Series A (Westdeutsche Landesbank, Bayerische Landesbank and Landesbank Baden-Wurttm LOC) (A-1+/P1)
3,000,000	1.65	01/18/2005	3,000,000
4,094,000	1.75	01/21/2005	4,094,000
Los Angeles County TRANS Series 2004 A (SP-1+/MIG1)
3,620,000	3.00	06/30/2005	3,641,480
Los Angeles Department Water & Power System Revenue CP (Dexia Credit Local SPA) (SP-1+)
4,000,000	1.90	04/07/2005	4,000,000
Los Angeles Department Water & Power Waterworks Revenue VRDN RB Merlots Series 2003 A 24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
3,100,000	2.03	01/05/2005	3,100,000
Los Angeles GO TRANS Series 2004 (SP-1+/MIG1)
13,000,000	3.00	06/30/2005	13,063,467
Los Angeles GO VRDN P-Float-PT B 2324 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)†
4,000,000	2.01	01/06/2005	4,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (A-1+)†
5,100,000	2.02	01/06/2005	5,100,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B12 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)†
9,575,000	2.03	01/05/2005	9,575,000
Los Angeles Unified School District Merlots GO VRDN Series 2003 B34 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)†
8,990,000	2.03	01/05/2005	8,990,000
Los Angeles Unified School District Merlots GO VRDN Series 2004 B07 (MBIA) (Wachovia Bank N.A. SPA) (A-1)†
4,995,000	2.03	01/05/2005	4,995,000
Los Angeles Wastewater Systems CP (California State Teachers Retirement, State Street Corp. and Westdeutsche Landesbank SPA) (A-1+/P1)
5,000,000	1.70	01/13/2005	5,000,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC) (A-1+/VMIG1)
2,000,000	2.15	12/15/2005	2,000,000
Los Angeles Water & Power VRDN RB for Power System Subseries 2001 B-6 (Bayerische Landesbank, Bank of America, Dexia Credit Local, JP Morgan Chase & Co., State Street Corp., Landesbank Baden-Wurttm and Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,400,000	2.19	01/03/2005	3,400,000
Los Angeles Water & Power VRDN RB for Power System Subseries 2002 A-4 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/VMIG1)
2,800,000	1.96	01/06/2005	2,800,000
Los Angeles Water & Power VRDN RB for Power System Subseries 2002 A-8 (Westdeutsche Landesbank, BNP Paribas, Dexia Credit Local, JP Morgan Chase & Co., and Bayerische Landesbank SPA) (A-1+/VMIG1)
5,100,000	1.97	01/06/2005	5,100,000
Metropolitan Water District Southern California VRDN RB Refunding Series 2001 B2 (Dexia Credit Local SPA) (A-1+/VMIG1)
1,100,000	1.95	01/06/2005	1,100,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 1996 A (AMBAC) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,710,000	1.95	01/06/2005	2,710,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2003 C-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
$2,400,000	1.92%>	01/06/2005	$2,400,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	1.95	01/06/2005	5,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-2 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,600,000	1.95>	01/05/2005	1,600,000
3,800,000	1.95	01/05/2005	3,800,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-4 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
4,700,000	1.94	01/05/2005	4,700,000
Municipal Improvement Corp. CP Series 2004 (Bank of America LOC) (A-1+/P1)
3,400,000	1.68	02/10/2005	3,400,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (Bank of America SPA) (A-1+/VMIG1)
5,700,000	2.13	01/03/2005	5,700,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 B (Bank of America SPA) (A-1+/VMIG1)
1,900,000	2.13	01/03/2005	1,900,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 C (Bank of America SPA) (A-1+/VMIG1)
8,500,000	2.13	01/03/2005	8,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1999 A (A-1+/VMIG1)
5,840,000	2.04	01/05/2005	5,840,000
Orange County Apartment Development Revenue VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC) (VMIG1)
5,600,000	1.98	01/06/2005	5,600,000
Orange County VRDN Apartment Development RB for Hidden Hills Development Corp. Series 1985 C (FHLMC) (VMIG1)
2,000,000	2.04	01/04/2005	2,000,000
Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
10,000,000	2.04	01/04/2005	10,000,000
Orange County VRDN Apartment Development RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA) (A-1+)
4,135,000	1.98	01/05/2005	4,135,000
Orange County Water District Revenue VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
2,800,000	1.94	01/05/2005	2,800,000
Palo Alto Unified School District VRDN Series 1997 SGA 53 (Societe Generale SPA) (A-1+)†
9,830,000	1.98	01/05/2005	9,830,000
Pasadena COPS for City Hall & Park Improvement Projects Series 2003 (AMBAC) (California State Teachers Retirement and State Street Corp. SPA) (VMIG1)
3,000,000	2.00	01/06/2005	3,000,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB for Stone Creek Apartments Series 1997 (FNMA) (A-1+)
7,450,000	1.98	01/06/2005	7,450,000
Sacramento County Housing Authority VRDN MF Hsg. Refunding RB Series 1996 River C (FNMA) (A-1+)
6,000,000	1.98	01/06/2005	6,000,000
Sacramento County Sanitation District Financing Authority VRDN RB for Eagle 20040047 Class A (AMBAC) (Citibank N.A.) (A-1+)†
4,000,000	2.02	01/06/2005	4,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,815,000	3.00	07/11/2005	6,862,735
Sacramento County VRDN COPS for Administration Center and Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,145,000	2.00	01/06/2005	1,145,000
San Bernardino County VRDN MF Hsg. Refunding RB for Evergreen Apartments Series 1999 A (FNMA) (A-1+)
16,600,000	1.98	01/06/2005	16,600,000
San Diego County & School District Note Partners GO TRANS Series 2004 A (SP-1+/MIG1)
5,425,000	3.25	07/25/2005	5,468,144
San Diego County Water Authority CP (Bayerische Landesbank SPA) (A-1/P1)
4,000,000	1.82	01/24/2005	4,000,000
5,000,000	1.62	01/27/2005	5,000,000
7,000,000	1.83	02/01/2005	7,000,000
San Diego Transportation Commission CP Series 2004 (JP Morgan Chase & Co. SPA) (A-1+/P1)
4,000,000	1.90	01/13/2005	4,000,000
San Francisco City & County GO Bonds ROCS RR II-R 6502 Series 2004 (MBIA) (Citibank N.A.) (VMIG1)†
5,845,000	2.06	01/06/2005	5,845,000
San Francisco Transportation Authority CP Series 2004 A (Landesbank Baden-Wurttm SPA) (A-1+/P1)
3,250,000	1.65	01/14/2005	3,250,000
5,000,000	1.85	01/14/2005	5,000,000
Santa Clara Valley Water CP (Westdeutsche Landesbank SPA) (A-1+/P1)
2,566,000	1.65	01/18/2005	2,566,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Southern California Public Power Authority VRDN RB Refunding for Palo Verde Project Series 1996 C (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/P1)
$1,600,000	1.94%	01/05/2005	$1,600,000
Southern California Public Power Authority VRDN RB Refunding for Southern Transmission Project Series 2000 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
6,000,000	1.95	01/05/2005	6,000,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1)
3,710,000	2.08	01/05/2005	3,710,000
University of California Regents CP Series 2004 (A-1+/P1)
3,000,000	1.65	01/13/2005	3,000,000
Western Municipal Water District Facilities Authority VRDN RB Series 2002 A (FSA) (Dexia Credit Local SPA) (A-1+)
5,325,000	1.95	01/05/2005	5,325,000

			$478,374,392

Puerto Rico—5.0%
Puerto Rico Commonwealth Highway & Transportation Authority VRDN RB Series 1998 A (AMBAC) (Bank of Nova Scotia SPA) (A-1+/VMIG1)
$4,700,000	1.95%	01/05/2005	$4,700,000
Puerto Rico Government Development Bank (CP Program) (A-1)
3,000,000	1.45	01/13/2005	3,000,000
6,212,000	1.95	03/09/2005	6,212,000
6,130,000	1.90	04/06/2005	6,130,000
5,000,000	1.90	04/08/2005	5,000,000

			$25,042,000

TOTAL INVESTMENTS—101.3%			$503,416,392

> All or portion represents a forward commitment.

†Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2004, these securities amounted to $67,385,000 or approximately 13.6% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 37.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—94.4%
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
$5,020,000	2.00%	01/05/2005	$5,020,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-1 (Depfa Bank PLC LOC) (A-1+/VMIG1)
8,500,000	1.96	01/05/2005	8,500,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-2 (Depfa Bank PLC LOC) (A-1+/VMIG1)
550,000	1.98	01/05/2005	550,000
Jay Street Development Corporation Certificates Facility Lease VRDN RB Series 2003 A-3 (Depfa Bank PLC LOC) (A-1+/VMIG1)
1,500,000	1.96	01/05/2005	1,500,000
Lindenhurst Union Free School District GO TANS Series 2004 (MIG1)
1,500,000	2.75	06/23/2005	1,508,047
Long Island Power Authority CP Series 1 (JP Morgan Chase & Co. LOC) (A-1/SP1+)
3,000,000	1.83	01/12/2005	3,000,000
Long Island Power Authority Electric System VRDN RB General Series 2003 H (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,900,000	1.65>	12/01/2029	2,900,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B-RMKT (State Street Corp. LOC) (A-1+)
4,580,000	2.20	01/03/2005	4,580,000
Massapequa Union Free School District GO TANS Series 2004 (MIG1)
2,500,000	2.75	06/28/2005	2,514,792
9,800,000	3.00	06/28/2005	9,847,136
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2002 B (FSA) (Dexia Credit Local de France SPA) (A-1+)
1,000,000	1.98	01/06/2005	1,000,000
Metropolitan Transportation Authority Revenue GO VRDN Series 2004 Subseries A-3 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
2,200,000	1.95	01/06/2005	2,200,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 COPS (FSA) (Citibank N.A. SPA) (A-1+)†
5,000,000	2.01	01/06/2005	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2305 COPS (FSA) (Citibank N.A. SPA) (A-1+)†
3,000,000	2.01	01/06/2005	3,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)†
2,985,000	2.03	01/05/2005	2,985,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2002 D-1 (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,615,000	1.95	01/06/2005	3,615,000
Municipal Assistance Corp. RB Series 1996 G (AA+)
1,325,000	6.00	07/01/2005	1,351,381
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JP Morgan Chase & Co. SPA) (A-1+)
10,845,000	2.21	01/03/2005	10,845,000
New York City Civic Facility IDA VRDN RB for National Audubon Society Series 1989 (Citibank N.A. LOC) (A-1+)
1,200,000	2.20	01/03/2005	1,200,000
New York City GO VRDN Merlots Series 2004 C-09 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)†
6,330,000	2.03	01/05/2005	6,330,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citigroup Global Markets SPA) (A-1+)†
4,000,000	2.01	01/06/2005	4,000,000
New York City GO VRDN ROCS RR II Series 2003 R 251A (Citigroup Global Markets LOC) (Citibank N.A.) (VMIG1)†
2,000,000	2.06	01/06/2005	2,000,000
New York City GO VRDN Series 2002 C (C-4) (BNP Paribas LOC) (A-1+/VMIG1)
3,000,000	1.95	01/05/2005	3,000,000
New York City GO VRDN Series 2003 Subseries A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
2,000,000	2.00	01/05/2005	2,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-2 Gold Street Series 2003 A (Fleet National Bank LOC) (A-1+)
10,000,000	1.95	01/05/2005	10,000,000
New York City Housing Development Corporation Multifamily VRDN RB for Mortgage-90 West Street Series 2004 A (HSBC Bank USA LOC) (A-1+)
14,800,000	1.95	01/05/2005	14,800,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank and Bayerische Landesbank SPA) (A-1+/P1)
3,000,000	1.70	01/27/2005	3,000,000
New York City Municipal Water Finance Authority RB for Water and Sewer System Series 1996 A (AAA)
1,000,000	6.00	06/16/2005	1,028,046
2,500,000	6.13	06/16/2005	2,571,504

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority VRDN RB for Water and Sewer System Series 1995 A (FGIC) (A-1+/VMIG1)
$1,900,000	2.17%	01/03/2005	$1,900,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for Municipal Securities Trust Receipts-SGB 27 Series 1997 (FSA-CR) (Societe Generale SPA) (A-1+)†
2,500,000	2.01	01/06/2005	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB P-Floats PT 2443 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)†
3,000,000	2.02	01/06/2005	3,000,000
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA) (A-1+)†
1,000,000	2.01	01/06/2005	1,000,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2001 C (Aa2)
1,000,000	3.65	02/01/2005	1,001,858
New York City Transitional Finance Authority RB for Future Tax Secured Series 2004 C (Aa2)
3,000,000	2.00	02/01/2005	3,001,574
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)†
1,895,000	2.03	01/05/2005	1,895,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JP Morgan Chase & Co. SPA) (A-1+)
4,500,000	1.98	01/06/2005	4,500,000
New York State Dormitory Authority VRDN RB for Columbia University Series 2004 A-2 (A-1+)
1,000,000	1.60	06/08/2005	1,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
4,985,000	2.21	01/03/2005	4,985,000
New York State Dormitory Authority VRDN RB for Rockefeller University Series 2002 A2 (A-1+/ VMIG1)
3,000,000	1.96	01/06/2005	3,000,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
2,075,000	1.96	01/05/2005	2,075,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 Series 2004 (AMBAC) (Citigroup Global Markets LOC) (VMIG1)†
2,500,000	2.01	01/06/2005	2,500,000
New York State Environmental CP Series 1997A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
3,500,000	1.43	01/20/2005	3,500,000
3,500,000	1.75	01/21/2005	3,500,000
5,000,000	1.78	01/21/2005	5,000,000
4,000,000	1.81	01/24/2005	4,000,000
New York State Environmental Facilities Corp. PCRB for Water Revolving Fund Series 1997 D (AAA)
1,250,000	6.00	06/15/2005	1,272,719
New York State Environmental Facilities Corp. VRDN RB Eagle Tax-Exempt Trust Series 1996 C3204 COPS (Citibank N.A. SPA) (A-1+)†
700,000	2.01	01/06/2005	700,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)†
5,400,000	2.03	01/05/2005	5,400,000
New York State GO VRDN for Environmental Quality Series 1998 G (Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
1,900,000	1.75	08/04/2005	1,900,000
New York State GO VRDN Series 2000 A (Dexia Credit Local de France LOC) (A-1+/ VMIG1)
2,000,000	1.80	10/07/2005	2,000,000
New York State GO VRDN Series 2000 B (Dexia Credit Local de France LOC) (A-1+/ VMIG1)
1,500,000	1.58	08/04/2005	1,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
2,800,000	1.98	01/05/2005	2,800,000
New York State Housing Finance Agency VRDN RB AMT for Talleyrand Crescent Housing Series 1999 (FNMA) (VMIG1)
6,000,000	2.02	01/05/2005	6,000,000
New York State Housing Finance Agency VRDN RB AMT for Tribeca Park Series 1997 A (FNMA) (VMIG1)
3,700,000	1.98	01/05/2005	3,700,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
4,000,000	2.00	01/05/2005	4,000,000
New York State Housing Finance Agency VRDN RB for 10 Liberty Street Housing Series 2003 (Fleet National Bank LOC) (VMIG1)
13,900,000	1.95	01/05/2005	13,900,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A-RMKT (FNMA) (VMIG1)
6,600,000	1.98	01/05/2005	6,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for Housing-Historic Front Street Series 2003 A (Bank of New York LOC) (VMIG1)
$9,600,000	1.99%	01/05/2005	$9,600,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
4,000,000	1.95	01/05/2005	4,000,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
6,900,000	1.95	01/05/2005	6,900,000
New York State Local Government Assistance Corp. VRDN RB Merlots Series 2003 A06 (MBIA-IBC) (Wachovia Bank N.A. SPA) (VMIG1)†
5,130,000	2.03	01/05/2005	5,130,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
3,000,000	1.95	01/05/2005	3,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 F (Societe Generale LOC) (A-1+/ VMIG1)
3,700,000	1.10>	01/05/2005	3,700,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/ P-1)
3,000,000	1.72	01/12/2005	3,000,000
4,000,000	1.85	01/14/2005	4,000,000
New York State Power Authority VRDN RB Series 2000 Subseries 5 (Bank of Nova Scotia, JP Morgan Chase & Co., State Street Corp., Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank and Bank of New York SPA) (A-1/ VMIG1)
500,000	1.95	01/05/2005	500,000
New York State Thruway Authority CP Series 01 (Landesbank Hessen-Thueringen SPA) (A-1+/ P-1)
3,600,000	1.85	01/10/2005	3,600,000
3,000,000	1.70	02/11/2005	3,000,000
New York State Thruway Authority Service Contract RB Unrefunded Balance for Local Highway & Bridge Series 1997 (AA-/A2)
2,000,000	6.00	04/01/2005	2,022,573
New York State Urban Development Corporate Revenue Floating Rate Receipts Series 2003 SG-164 (A-1+)†
1,600,000	2.01	01/06/2005	1,600,000
Northport East Union Free School District GO TANS Series 2004 (MIG1)
2,000,000	3.00	06/30/2005	2,014,116
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,405,000	2.00	01/05/2005	1,405,000
Port Authority of New York & New Jersey CP Series B (Bank of Nova Scotia, JP Morgan Chase & Co. and Lloyds TSB Bank SPA) (A-1+/ P-1)
1,610,000	1.72	01/13/2005	1,610,000
5,000,000	1.80	01/14/2005	5,000,000
1,135,000	1.70	02/11/2005	1,135,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R 319 Series 2004 (Citibank N.A.) (A-1+/ VMIG1)†
3,000,000	2.06	01/06/2005	3,000,000
Port Washington Union Free School District GO TANS Series 2004 (MIG1)
2,000,000	2.75	06/23/2005	2,007,012
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1+/ VMIG1)
3,530,000	2.00	01/06/2005	3,530,000
Sachem Central School District Holbrook GO TANS (SP-1+)
2,500,000	2.75	06/23/2005	2,514,352
Suffolk County Water Authority BANS RB Series 2004 (Bank of Nova Scotia SPA) (A-1+)
3,000,000	1.95	01/05/2005	3,000,000
Tompkins County IDA VRDN RB for Civic Facility Ithaca College Project Series 2004 (XLCA) (Bank of America SPA) (VMIG1)
4,000,000	1.97	01/06/2005	4,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2004 922 (Morgan Stanley SPA) (F1+)†
5,600,000	2.01	01/06/2005	5,600,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)†
2,995,000	2.03	01/05/2005	2,995,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/ VMIG1)
2,900,000	1.98	01/06/2005	2,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
1,100,000	1.95	01/06/2005	1,100,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2000 A (FSA) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
2,255,000	1.95	01/05/2005	2,255,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2004

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Westchester County New York Individual Development Agency Levister Redevelopment Co., LLC. VRDN RB AMT Series 2001 B (Bank of New York LOC) (VMIG1)
$3,000,000	1.98%	01/06/2005	$3,000,000

			$315,095,110

Puerto Rico—7.3%
Puerto Rico Government Development Bank (CP Program) (A-1)
$1,000,000	1.45%	01/13/2005	$1,000,000
2,405,000	1.47	01/13/2005	2,405,000
2,500,000	1.95	03/09/2005	2,500,000
2,000,000	1.90	04/06/2005	2,000,000
3,000,000	1.90	04/07/2005	3,000,000
5,000,000	1.90	04/08/2005	5,000,000
Puerto Rico Industrial Tourist Edl VRDN RB AMT for Bristol-Myers Squibb Project Series 2000 (P-1)
8,300,000	1.95	01/06/2005	8,300,000

			$24,205,000

Total Investments—101.7%			$339,300,110

> All or portion represents a forward commitment.

†	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2004, these securities amounted to $58,635,000 or approximately 17.6% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

See Investment Abbreviations on page 37.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Assoc.
FSA	—	Insured by Financial Security Assurance Co.
FSA-CR	—	Financial Security Assurance Credit
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
OSUF	—	Oklahoma State University Foundation
PCRB	—	Pollution Control Revenue Bond
P-Floats	—	Puttable Floating Rate Securities
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by-Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note
XLCA	—	Insured by XL Capital Assurance

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
December 31, 2004

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investment in unaffiliated securities, at value based on amortized cost	$442,911,350	$1,491,614,659	$78,370,749
Repurchase agreements-unaffiliated issuers	28,700,000	241,400,000	50,300,000
Cash	19,650	18,281	1,409
Receivables:
Investment securities sold	—	—	—
Interest	353,366	1,942,562	141,801
Fund shares sold	35,017	682,695	—
Reimbursement from investment adviser	13,258	—	12,202
Other assets	4,206	—	—

Total assets	472,036,847	1,735,658,197	128,826,161

Liabilities:
Payables:
Investment securities purchased	—	—	—
Income distribution	61,063	142,136	3,904
Fund shares repurchased	—	172,683	—
Amounts owed to affiliates	232,077	752,353	46,956
Accrued expenses	104,981	201,059	78,708

Total liabilities	398,121	1,268,231	129,568

Net assets:
Paid-in capital	471,522,499	1,734,389,966	128,696,593
Undistributed net investment income	116,227	—	—
Accumulated net realized gain (loss) on investment transactions	—	—	—

Net assets	$471,638,726	$1,734,389,966	$128,696,593

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Units/ Shares outstanding:
ILA Units	160,741,014	546,525,161	51,243,090
ILA Administration Units	65,031,570	832,256,387	12,608,144
ILA Service Units	205,290,029	243,624,717	56,940,284
ILA Class B Units	18,075,759	—	—
ILA Class C Units	15,064,201	—	—
ILA Cash Management Shares	7,319,926	111,983,701	7,849,443

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/shares authorized)	471,522,499	1,734,389,966	128,640,961

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$101,256,012	$455,609,961	$2,730,060,644	$2,270,552,917	$503,416,392	$339,300,110
631,000,000	—	—	—	—	—
21,269	91,941	101,505	173,343	15,940	3,427

—	149,814,833	—	1,406,790	10,000	265,000
149,758	—	3,571,419	7,252,568	1,631,553	990,595
—	—	47,759	337,582	—	—
—	1,267	—	—	—	4,092
491	2,766	—	—	—	—

732,427,530	605,520,768	2,733,781,327	2,279,723,200	505,073,885	340,563,224

—	149,869,583	—	79,611,664	8,000,425	6,600,334
587,508	330,304	309,719	225,431	19,715	26,728
—	—	—	3,802	—	—
242,527	136,777	1,144,196	981,506	204,751	146,212
295,563	173,971	222,270	131,090	68,222	62,898

1,125,598	150,510,635	1,676,185	80,953,493	8,293,113	6,836,172

731,353,208	455,009,300	2,732,105,142	2,198,804,696	496,816,313	333,727,687
8,696	—	—	—	—	—
(59,972)	833	—	(34,989)	(35,541)	(635)

$731,301,932	$455,010,133	$2,732,105,142	$2,198,769,707	$496,780,772	$333,727,052

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

156,027,460	33,835,983	937,553,356	697,287,046	208,109,674	99,740,776
12,899,566	33,103,182	1,412,667,047	1,338,621,489	273,910,095	174,132,247
554,391,365	372,295,442	230,226,549	23,644,555	1,677	156,071
—	—	—	—	—	—
—	—	—	—	—	—
8,034,817	15,774,693	151,658,190	139,041,508	14,713,880	59,690,485

731,353,208	455,009,300	2,732,105,142	2,198,594,598	496,735,326	333,719,579

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Year Ended December 31, 2004

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—unaffiliated	$6,478,939	$24,328,585	$1,866,421
Interest income—affiliated	7,500	37,500	13,000

Total income	6,486,439	24,366,085	1,879,421

Expenses:
Non-Class Specific Expenses:
Management fees	1,587,253	5,926,995	472,815
Transfer Agent fees	181,400	677,371	54,036
Custody and accounting fees	90,328	206,941	60,079
Registration fees	90,011	79,286	63,679
Professional fees	61,561	63,175	57,671
Trustee fees	15,172	15,172	15,172
Printing fees	15,665	8,464	14,470
Other	26,058	92,604	20,328

Subtotal	2,067,448	7,070,008	758,250
Class Specific Expenses:
Service Share fees	661,311	1,104,154	214,488
Distribution and Service fees—Cash Management shares	29,588	914,998	29,415
Distribution and Service fees—Class B and Class C units	384,460	—	—
Cash Management Share fees	29,588	914,998	29,415
Administration Share fees	106,974	1,091,703	20,280

Total expenses	3,279,369	11,095,861	1,051,848
Less—expense reductions	(325,879)	(851,547)	(201,108)

Net expenses	2,953,490	10,244,314	850,740

Net investment income	3,532,949	14,121,771	1,028,681

Net realized gain (loss) on investment transactions	7,235	19,513	—

Net increase in net assets resulting from operations	$3,540,184	$14,141,284	$1,028,681

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$10,135,598	$7,139,539	$38,710,783	$26,068,382	$5,527,596	$3,844,334
286,170	—	—	—	—	—

10,421,768	7,139,539	38,710,783	26,068,382	5,527,596	3,844,334

2,784,216	2,024,548	9,991,077	7,454,085	1,627,679	1,113,721
318,196	231,377	1,141,837	851,896	186,020	127,284
115,857	114,210	277,450	245,055	109,046	81,205
45,721	42,030	54,373	50,591	37,470	17,143
58,876	61,540	64,118	60,561	60,948	61,093
15,172	15,172	15,172	15,172	15,172	15,172
11,650	7,913	8,467	33,330	10,546	8,481
73,920	42,194	167,346	101,030	37,921	25,205

3,423,608	2,538,984	11,719,840	8,811,720	2,084,802	1,449,304

2,434,337	1,946,358	1,006,027	51,838	7	434
74,467	88,214	1,517,305	1,045,495	145,158	345,637
—	—	—	—	—	—
74,467	88,214	1,517,305	1,045,495	145,158	345,637
23,272	47,261	1,840,053	1,710,515	333,228	224,447

6,030,151	4,709,031	17,600,530	12,665,063	2,708,353	2,365,459
(76,960)	(125,971)	(1,421,245)	(1,228,098)	(267,863)	(474,973)

5,953,191	4,583,060	16,179,285	11,436,965	2,440,490	1,890,486

4,468,577	2,556,479	22,531,498	14,631,417	3,087,106	1,953,848

(59,972)	104,586	38,848	(23,049)	(1,170)	(635)

$4,408,605	$2,661,065	$22,570,346	$14,608,368	$3,085,936	$1,953,213

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2004

	Prime
	Obligations	Money Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$3,532,949	$14,121,771	$1,028,681
Net realized gain (loss) on investment transactions	7,235	19,513	—

Net increase in net assets resulting from operations	3,540,184	14,141,284	1,028,681

Distributions to unit/shareholders:
From net investment income
ILA Units	(1,687,714)	(5,167,932)	(568,546)
ILA Administration Units	(599,037)	(6,625,070)	(111,196)
ILA Service Units	(985,089)	(1,690,342)	(321,814)
ILA Class B Units	(74,703)	—	—
ILA Class C Units	(54,615)	—	—
ILA Cash Management Shares	(22,799)	(657,940)	(27,125)

Total distributions to unit/shareholders	(3,423,957)	(14,141,284)	(1,028,681)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	1,184,362,904	10,771,860,575	306,414,468
Reinvestment of dividends and distributions	2,969,822	13,403,334	984,227
Cost of units/shares repurchased	(1,174,689,576)	(10,769,820,561)	(338,381,979)

Net increase (decrease) in net assets resulting from unit/share transactions	12,643,150	15,443,348	(30,983,284)

Total increase (decrease)	12,759,377	15,443,348	(30,983,284)
Net assets:
Beginning of year	458,879,349	1,718,946,618	159,679,877

End of year	$471,638,726	$1,734,389,966	$128,696,593

Undistributed net investment income	$116,227	$—	$—

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$4,468,577	$2,556,479	$22,531,498	$14,631,417	$3,087,106	$1,953,848
(59,972)	104,586	38,848	(23,049)	(1,170)	(635)

4,408,605	2,661,065	22,570,346	14,608,368	3,085,936	1,953,213

(1,433,769)	(345,518)	(10,114,532)	(6,132,774)	(1,593,169)	(777,583)
(114,016)	(217,525)	(10,289,303)	(7,864,286)	(1,426,687)	(970,880)
(2,872,359)	(2,039,324)	(1,370,442)	(55,607)	(6)	(442)
—	—	—	—	—	—
—	—	—	—	—	—
(39,737)	(57,865)	(796,069)	(578,750)	(67,244)	(204,943)

(4,459,881)	(2,660,232)	(22,570,346)	(14,631,417)	(3,087,106)	(1,953,848)

1,590,906,592	1,379,176,152	16,955,585,386	14,494,443,892	2,701,214,326	1,712,228,079
1,324,281	591,045	20,710,221	13,460,400	2,940,213	1,838,854
(1,767,900,554)	(1,399,388,920)	(17,271,422,195)	(14,200,547,800)	(2,748,068,153)	(1,660,392,807)

(175,669,681)	(19,621,723)	(295,126,588)	307,356,492	(43,913,614)	53,674,126

(175,720,957)	(19,620,890)	(295,126,588)	307,333,443	(43,914,784)	53,673,491

907,022,889	474,631,023	3,027,231,730	1,891,436,264	540,695,556	280,053,561

$731,301,932	$455,010,133	$2,732,105,142	$2,198,769,707	$496,780,772	$333,727,052

$8,696	$—	$—	$—	$—	$—

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

From operations:
Net investment income	$5,203,552	$11,297,685	$959,497
Net realized gain (loss) on investment transactions	9,074	21,862	1,108

Net increase in net assets resulting from operations	5,212,626	11,319,547	960,605

Distributions to unit/shareholders:
From net investment income
ILA Units	(3,817,155)	(5,598,341)	(622,734)
ILA Administration Units	(468,313)	(3,506,435)	(70,715)
ILA Service Units	(761,368)	(1,311,080)	(234,972)
ILA Class B Units	(86,830)	—	—
ILA Class C Units	(45,540)	—	—
ILA Cash Management Shares	(33,420)	(903,691)	(32,184)

Total distributions to unit/shareholders	(5,212,626)	(11,319,547)	(960,605)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	4,095,803,510	10,575,746,635	464,490,143
Reinvestment of dividends and distributions	4,658,925	10,808,744	884,220
Cost of units/shares repurchased	(4,540,858,373)	(10,675,679,960)	(498,668,091)

Net increase (decrease) in net assets resulting from unit/share transactions	(440,395,938)	(89,124,581)	(33,293,728)

Total increase (decrease)	(440,395,938)	(89,124,581)	(33,293,728)
Net assets:
Beginning of year	899,275,287	1,808,071,199	192,973,605

End of year	$458,879,349	$1,718,946,618	$159,679,877

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$6,593,039	$1,456,128	$20,021,559	$10,135,389	$3,036,091	$1,396,358
877,478	247,414	467,619	(11,940)	(25,018)	—

7,470,517	1,703,542	20,489,178	10,123,449	3,011,073	1,396,358

(1,401,740)	(478,964)	(11,790,795)	(5,822,219)	(1,961,774)	(696,228)
(102,638)	(150,170)	(5,769,250)	(3,186,213)	(840,115)	(464,596)
(5,835,332)	(1,027,283)	(1,051,375)	(63,737)	(191)	(391)
—	—	—	—	—	—
—	—	—	—	—	—
(130,807)	(47,125)	(1,877,758)	(1,063,220)	(234,011)	(235,143)

(7,470,517)	(1,703,542)	(20,489,178)	(10,135,389)	(3,036,091)	(1,396,358)

1,980,502,951	1,466,159,284	16,504,780,699	9,976,764,206	2,492,740,912	1,160,531,257
1,229,979	599,846	18,609,601	9,239,024	2,892,841	1,356,587
(3,705,155,751)	(1,563,898,695)	(17,255,681,397)	(9,813,374,514)	(2,466,056,324)	(1,166,426,660)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

(1,723,422,821)	(97,139,565)	(732,291,097)	172,616,776	29,552,411	(4,538,816)

2,630,445,710	571,770,588	3,759,522,827	1,718,819,488	511,143,145	284,592,377

$907,022,889	$474,631,023	$3,027,231,730	$1,891,436,264	$540,695,556	$280,053,561

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
December 31, 2004

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios, collectively “ILA” or “Portfolios,” or individually, a “Portfolio.” ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

ILA uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. The tax character of distributions paid during the fiscal year ended December 31, 2004 was ordinary income for the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments and Federal Portfolios and tax-exempt income for the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.
   As of December 31, 2004, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any. Such timing differences include post-October losses of approximately $88,200 and $29,500 for the Treasury Obligations and Treasury Instruments Portfolios, respectively.
   At December 31, 2004, the following Portfolios had a capital loss carryforward for U.S. federal tax purposes of approximately:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Year	Diversified	California	New York

2007	$—	$5,000	$—
2008	—	4,400	—
2011	11,900	14,300	—
2012	23,100	11,800	600

Total	$35,000	$35,500	$600

   The above amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. Expiration occurs on December 31 of the year indicated.

   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
   Unit/ Shareholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and ILA Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3.

E. Forward Commitment Transactions—

The Portfolios may enter into forward commitments. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2004

2. Significant Accounting Policies (continued)
daily aggregate balance of which is invested in one or more repurchase agreements.

3. Agreements

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolios’ average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursement, if any.
   For the year ended December 31, 2004, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser. On September 22, 2004, Goldman Sachs as Transfer Agent, had voluntarily determined to make a payment to the Portfolios related to certain earnings credits that reduced transfer agent fees. These expense reductions were as follows† (in thousands):

						CMS
	Other			B&C Units	CMS	Share
	Expense	Custody	Transfer	Distribution	Share	Service
	Reimburse-	Expense	Agent	and Service	Distribution	Fee
Portfolio	ments	Reductions	Credits	Fee Waiver	Fee Waiver	Waiver	Total

Prime Obligations	$99	$—	$60	$139	$26	$2	$326

Money Market	—	1	—	N/A	787	64	852

Government	172	1	—	N/A	25	3	201

Treasury Obligations	—	1	—	N/A	64	12	77

Treasury Instruments	29	—	—	N/A	76	21	126

Federal	—	—	—	N/A	1,305	116	1,421

Tax-Exempt Diversified	—	98	—	N/A	899	231	1,228

Tax-Exempt California	67	26	—	N/A	125	50	268

Tax-Exempt New York	68	17	—	N/A	297	93	475

†	Only amounts greater than $500 are disclosed.

   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units. A table detailing fee waivers on the Distribution and Service Fees for the Class B and C Units is disclosed on the following page.

   The Trust, on behalf of each Portfolio that offers Cash Management Shares, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class C Units contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $58 for Class B Units and $25 for Class C Units for the year ended December 31, 2004.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and ILA Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Administration Units, Service Units and Cash Management Shares Service Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
   In addition to the Distribution fee waiver attributable to Cash Management Shares mentioned on the previous page, the following table details the weighted average fee waivers for the year ended December 31, 2004 as well as the fee waivers that were in effect as of December 31, 2004 for the Distribution and Service Fees attributable to the Class B and C Units, the Cash Management Share Service Fees and the Service Unit Service Fees.

				Fee Waivers
	Weighted Average			as of
	Fee Waivers for the			December 31,
	Year Ended December 31, 2004			2004

	B&C	CMS	Service	B&C Units
	Distribution	Share	Unit	Distribution
	and	Service	Service	and
	Service Fee	Fee	Fee	Service Fee
Portfolio	Waiver	Waiver	Waiver	Waiver

Prime Obligations	0.36%	0.03%	—%	0.13%

Money Market	N/A	0.04	—	N/A

Government	N/A	0.05	—	N/A

Treasury Obligations	N/A	0.08	—	N/A

Treasury Instruments	N/A	0.12	—	N/A

Federal	N/A	0.04	—	N/A

Tax-Exempt Diversified	N/A	0.11	—	N/A

Tax-Exempt California	N/A	0.18	—	N/A

Tax-Exempt New York	N/A	0.13	0.01	N/A

At December 31, 2004, the amounts owed to affiliates were as follows (in thousands):

				Over
				Reimbursement
		Distribution	Transfer	of “Other	Affiliated
Portfolio	Management	and Service	Agent	Expense”	Dealers	Total

Prime Obligations	$143	$25	$16	$—	$48	$232

Money Market	529	7	60	—	156	752

Government	40	—	5	—	2	47

Treasury Obligations	217	—	25	—	1	243

Treasury Instruments	118	1	13	—	5	137

Federal	807	9	92	—	236	1,144

Tax-Exempt Diversified	663	9	76	—	234	982

Tax-Exempt California	144	1	17	1	42	205

Tax-Exempt New York	98	3	11	—	34	146

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2004

3. Agreements (continued)
   Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.

4. Line of Credit Facility

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangements, each Portfolio must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the year ended December 31, 2004, the Portfolios did not have any borrowings under this facility.

5. Portfolio Concentrations

As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. Other Matters

Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, The Goldman Sachs Money Market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the

Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

7. Subsequent Events

Effective February 1, 2005, GSAM removed the voluntary fee waivers on its Distributions and Service Fees attributable to Class B and C Units in the Prime Obligations Portfolio.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2004

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share)

Unit/Share activity for the year ended December 31, 2004 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	514,120,948	1,702,920,271	127,470,174
Units converted from Class B(a)	110,981	—	—
Reinvestment of dividends and distributions	1,304,342	4,971,198	542,850
Units repurchased	(523,331,027)	(1,663,771,061)	(162,436,383)

	(7,794,756)	44,120,408	(34,423,359)

ILA Administration Units:
Units sold	274,577,711	4,991,040,266	63,264,753
Reinvestment of dividends and distributions	580,909	6,152,499	110,648
Units repurchased	(276,362,224)	(4,763,149,575)	(63,630,863)

	(1,203,604)	234,043,190	(255,462)

ILA Service Units:
Units sold	313,613,349	3,191,066,801	61,499,299
Reinvestment of dividends and distributions	942,014	1,673,674	311,646
Units repurchased	(281,419,311)	(3,243,141,032)	(57,029,210)

	33,136,052	(50,400,557)	4,781,735

ILA Class B Units:
Units sold	13,466,341	—	—
Units converted to ILA Units(a)	(110,981)	—	—
Reinvestment of dividends and distributions	67,412	—	—
Units repurchased	(21,705,766)	—	—

	(8,282,994)	—	—

ILA Class C Units:
Units sold	19,875,646	—	—
Reinvestment of dividends and distributions	53,102	—	—
Units repurchased	(21,209,831)	—	—

	(1,281,083)	—	—

ILA Cash Management Shares:
Shares sold	48,708,909	886,833,237	54,180,242
Reinvestment of dividends and distributions	22,043	605,963	19,083
Shares repurchased	(50,661,417)	(1,099,758,893)	(55,285,523)

	(1,930,465)	(212,319,693)	(1,086,198)

Net increase (decrease) in units/shares	12,643,150	15,443,348	(30,983,284)

(a)	Class B Units will automatically convert into ILA Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

676,949,955	142,450,104	4,142,423,150	3,357,315,327	806,693,227	456,998,964
1,215,940	320,227	9,069,857	5,595,098	1,497,252	712,937
(659,817,458)	(160,198,291)	(4,361,073,856)	(3,387,535,831)	(844,160,717)	(447,486,745)

18,348,437	(17,427,960)	(209,580,849)	(24,625,406)	(35,970,238)	10,225,156

98,289,242	233,937,626	8,796,108,628	9,545,773,328	1,716,162,188	940,709,598
101,864	210,568	9,819,486	7,303,061	1,383,276	932,964
(103,214,673)	(232,320,336)	(8,422,373,189)	(9,006,625,768)	(1,676,996,473)	(891,619,892)

(4,823,567)	1,827,858	383,554,925	546,450,621	40,548,991	50,022,670

789,309,385	958,349,325	2,426,010,394	35,306,307	—	50,000
4,960	2,908	1,099,473	42,207	6	442
(944,791,872)	(948,493,029)	(2,482,172,525)	(25,981,701)	—	(18,000)

(155,477,527)	9,859,204	(55,062,658)	9,366,813	6	32,442

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

26,358,010	44,439,097	1,591,043,214	1,556,048,930	178,358,911	314,469,517
1,517	57,342	721,405	520,034	59,679	192,511
(60,076,551)	(58,377,264)	(2,005,802,625)	(1,780,404,500)	(226,910,963)	(321,268,170)

(33,717,024)	(13,880,825)	(414,038,006)	(223,835,536)	(48,492,373)	(6,606,142)

(175,669,681)	(19,621,723)	(295,126,588)	307,356,492	(43,913,614)	53,674,126

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2004

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)

Unit/Share activity for the year ended December 31, 2003 is as follows:

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

ILA Units:
Units sold	3,032,547,248	1,791,481,859	242,730,918
Reinvestment of dividends and distributions	3,352,256	5,322,389	568,420
Units repurchased	(3,440,643,671)	(2,119,606,264)	(239,379,918)

	(404,744,167)	(322,802,016)	3,919,420

ILA Administration Units:
Units sold	342,102,096	2,928,090,273	74,390,777
Reinvestment of dividends and distributions	458,731	3,336,023	69,363
Units repurchased	(354,313,446)	(2,762,964,252)	(72,994,154)

	(11,752,619)	168,462,044	1,465,986

ILA Service Units:
Units sold	584,447,318	3,364,047,767	78,236,088
Reinvestment of dividends and distributions	697,616	1,301,605	227,578
Units repurchased	(592,936,291)	(3,373,678,279)	(107,470,059)

	(7,791,357)	(8,328,907)	(29,006,393)

ILA Class B Units:
Units sold	15,447,664	—	—
Reinvestment of dividends and distributions	80,451	—	—
Units repurchased	(29,073,405)	—	—

	(13,545,290)	—	—

ILA Class C Units:
Units sold	44,300,568	—	—
Reinvestment of dividends and distributions	41,305	—	—
Units repurchased	(46,238,147)	—	—

	(1,896,274)	—	—

ILA Cash Management Shares:
Shares sold	76,958,616	2,492,126,736	69,132,360
Reinvestment of dividends and distributions	28,566	848,727	18,859
Shares repurchased	(77,653,413)	(2,419,431,165)	(78,823,960)

	(666,231)	73,544,298	(9,672,741)

Net increase (decrease) in units/shares	(440,395,938)	(89,124,581)	(33,293,728)

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

746,499,112	356,538,803	4,756,979,851	3,388,235,789	1,082,167,774	332,040,185
1,103,003	404,009	10,424,285	5,222,192	1,850,825	660,196
(907,781,482)	(409,336,785)	(5,435,180,862)	(3,693,481,803)	(1,199,041,959)	(372,141,529)

(160,179,367)	(52,393,973)	(667,776,726)	(300,023,822)	(115,023,360)	(39,441,148)

99,101,117	233,086,421	5,630,211,537	4,401,025,941	1,104,304,502	601,685,494
95,580	143,884	5,526,318	2,976,164	816,464	463,398
(101,040,247)	(227,864,400)	(5,571,137,354)	(4,013,324,947)	(970,399,062)	(577,442,033)

(1,843,550)	5,365,905	64,600,501	390,677,158	134,721,904	24,706,859

1,017,716,680	825,307,774	2,496,824,287	77,543,075	62,595	—
16,578	5,750	871,314	46,537	6	390
(2,530,204,098)	(893,478,391)	(2,492,322,917)	(97,487,572)	(344,991)	—

(1,512,470,840)	(68,164,867)	5,372,684	(19,897,960)	(282,390)	390

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

117,186,042	51,226,286	3,620,765,024	2,109,959,401	306,206,041	226,805,578
14,818	46,203	1,787,684	994,131	225,546	232,603
(166,129,924)	(33,219,119)	(3,757,040,264)	(2,009,080,192)	(296,270,312)	(216,843,098)

(48,929,064)	18,053,370	(134,487,556)	101,873,340	10,161,275	10,195,083

(1,723,422,821)	(97,139,565)	(732,291,097)	172,628,716	29,577,429	(4,538,816)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Prime Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net	Ratio of	Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.010	$(0.010)	$1.00	1.00%	$160,780	0.43%	1.00%	0.47%	0.96%
2004-ILA Administration	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58	0.86	0.62	0.82
2004-ILA Service	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83	0.63	0.87	0.59
2004-ILA B	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07	0.35	1.47	(0.05)
2004-ILA C	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07	0.36	1.47	(0.04)
2004-ILA Cash Management	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97	0.40	1.47	(0.10)

2003-ILA	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44	0.81	0.44	0.81
2003-ILA Administration	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59	0.65	0.59	0.65
2003-ILA Service	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84	0.39	0.84	0.39
2003-ILA B	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99	0.24	1.44	(0.21)
2003-ILA C	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99	0.24	1.44	(0.21)
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96	0.26	1.44	(0.22)

2002-ILA	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43	1.42	0.44	1.41
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58	1.29	0.59	1.28
2002-ILA Service	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83	1.03	0.84	1.02
2002-ILA B	1.00	— (c)	— (c)	1.00	0.48	39,904	1.39	0.46	1.44	0.41
2002-ILA C	1.00	— (c)	— (c)	1.00	0.48	18,241	1.39	0.47	1.44	0.42
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00	0.90	1.44	0.46

2001-ILA	1.00	0.04	(0.04)	1.00	3.79	443,213	0.43	3.70	0.43	3.70
2001-ILA Administration	1.00	0.04	(0.04)	1.00	3.63	123,869	0.58	3.38	0.58	3.38
2001-ILA Service	1.00	0.03	(0.03)	1.00	3.38	152,735	0.83	3.25	0.83	3.25
2001-ILA B	1.00	0.03	(0.03)	1.00	2.76	32,731	1.43	2.51	1.43	2.51
2001-ILA C	1.00	0.03	(0.03)	1.00	2.76	15,396	1.43	2.56	1.43	2.56
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.20	24,547	1.00	3.34	1.43	2.91

2000-ILA	1.00	0.06	(0.06)	1.00	6.14	584,448	0.43	5.94	0.43	5.94
2000-ILA Administration	1.00	0.06	(0.06)	1.00	5.98	71,230	0.58	5.87	0.58	5.87
2000-ILA Service	1.00	0.06	(0.06)	1.00	5.72	170,446	0.83	5.63	0.83	5.63
2000-ILA B	1.00	0.05	(0.05)	1.00	5.09	20,333	1.43	4.97	1.43	4.97
2000-ILA C	1.00	0.05	(0.05)	1.00	5.09	10,806	1.43	5.02	1.43	5.02
2000-ILA Cash Management	1.00	0.05	(0.05)	1.00	5.54	39,081	1.00	5.46	1.43	5.03

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.
(c)	Less than $0.005 per unit.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Money Market Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
Year—Unit/Share	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.010	$(0.010)	$1.00	1.03%	$546,525	0.42%	1.02%	0.42%	1.02%
2004-ILA Administration	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57	0.91	0.57	0.91
2004-ILA Service	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82	0.61	0.82	0.61
2004-ILA Cash Management	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95	0.36	1.42	(0.11)

2003-ILA	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41	0.85	0.41	0.85
2003-ILA Administration	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56	0.67	0.56	0.67
2003-ILA Service	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81	0.44	0.81	0.44
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93	0.31	1.41	(0.17)

2002-ILA	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41	1.53	0.41	1.53
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56	1.36	0.56	1.36
2002-ILA Service	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81	1.12	0.81	1.12
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98	0.98	1.41	0.55

2001-ILA	1.00	0.04	(0.04)	1.00	4.02	1,156,176	0.41	4.13	0.41	4.13
2001-ILA Administration	1.00	0.04	(0.04)	1.00	3.87	394,078	0.56	3.73	0.56	3.73
2001-ILA Service	1.00	0.04	(0.04)	1.00	3.61	312,776	0.81	3.55	0.81	3.55
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.43	419,362	0.98	3.33	1.41	2.90

2000-ILA	1.00	0.06	(0.06)	1.00	6.18	1,753,668	0.41	6.05	0.41	6.05
2000-ILA Administration	1.00	0.06	(0.06)	1.00	6.02	321,440	0.56	6.12	0.56	6.12
2000-ILA Service	1.00	0.06	(0.06)	1.00	5.76	346,427	0.81	5.63	0.81	5.63
2000-ILA Cash Management	1.00	0.06	(0.06)	1.00	5.60	315,194	0.98	5.72	1.41	5.29

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Government Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.010	$(0.010)	$1.00	0.97%	$51,286	0.43%	0.92%	0.56%	0.79%
2004-ILA Administration	1.00	0.008	(0.008)	1.00	0.82	12,609	0.58	0.82	0.71	0.69
2004-ILA Service	1.00	0.006	(0.006)	1.00	0.57	56,953	0.83	0.60	0.96	0.47
2004- ILA Cash Management	1.00	0.004	(0.004)	1.00	0.45	7,849	0.95	0.46	1.56	(0.15)

2003-ILA	1.00	0.007	(0.007)	1.00	0.73	85,709	0.44	0.72	0.53	0.63
2003-ILA Administration	1.00	0.006	(0.006)	1.00	0.58	12,864	0.59	0.56	0.68	0.47
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.33	52,171	0.84	0.34	0.93	0.25
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.26	8,936	0.92	0.28	1.53	(0.33)

2002-ILA	1.00	0.01	(0.01)	1.00	1.33	81,790	0.43	1.34	0.53	1.24
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.18	11,398	0.58	1.15	0.68	1.05
2002-ILA Service	1.00	0.01	(0.01)	1.00	0.93	81,178	0.83	0.91	0.93	0.81
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.76	18,608	1.00	0.76	1.53	0.23

2001-ILA	1.00	0.04	(0.04)	1.00	3.69	124,757	0.43	3.61	0.49	3.55
2001-ILA Administration	1.00	0.03	(0.03)	1.00	3.53	6,027	0.58	2.84	0.64	2.78
2001-ILA Service	1.00	0.03	(0.03)	1.00	3.28	57,800	0.83	3.15	0.89	3.09
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.10	22,106	1.00	3.24	1.49	2.75

2000-ILA	1.00	0.06	(0.06)	1.00	6.05	126,034	0.43	5.84	0.48	5.79
2000-ILA Administration	1.00	0.06	(0.06)	1.00	5.89	562	0.58	5.57	0.63	5.52
2000-ILA Service	1.00	0.05	(0.05)	1.00	5.63	50,733	0.83	5.42	0.88	5.37
2000-ILA Cash Management	1.00	0.05	(0.05)	1.00	5.50	44,533	1.00	5.60	1.48	5.12

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average	average net	to average
Year—Unit/Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	net assets	assets	net assets

For the Periods Ended December 31,

2004-ILA	$1.00	$0.009	$(0.009)	$1.00	0.91%	$156,027	0.43%	0.92%	0.43%	0.92%
2004-ILA Administration	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58	0.74	0.58	0.74
2004-ILA Service	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83	0.47	0.83	0.47
2004-ILA Cash Management	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92	0.26	1.43	(0.25)

2003-ILA	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42	0.73	0.42	0.73
2003-ILA Administration	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57	0.55	0.57	0.55
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82	0.36	0.82	0.36
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91	0.23	1.42	(0.28)

2002-ILA	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41	1.36	0.41	1.36
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56	1.19	0.56	1.19
2002-ILA Service	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81	0.93	0.81	0.93
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98	0.77	1.41	0.34

2001-ILA	1.00	0.04	(0.04)	1.00	3.61	423,561	0.43	3.43	0.44	3.42
2001-ILA Administration	1.00	0.03	(0.03)	1.00	3.46	16,595	0.58	3.39	0.59	3.38
2001-ILA Service	1.00	0.03	(0.03)	1.00	3.20	1,379,621	0.83	2.70	0.84	2.69
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.03	2,532	1.00	3.09	1.44	2.65

2000-ILA	1.00	0.06	(0.06)	1.00	5.95	384,023	0.42	5.77	0.42	5.77
2000-ILA Administration	1.00	0.06	(0.06)	1.00	5.79	15,095	0.57	5.51	0.57	5.51
2000-ILA Service	1.00	0.05	(0.05)	1.00	5.52	493,259	0.82	5.49	0.82	5.49
2000-ILA Cash Management (commenced August 1)	1.00	0.02	(0.02)	1.00	2.33	2,598	0.99 (c)	5.53 (c)	1.42 (c)	5.10 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net	Ratio of	Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	to average
Year—Unit/Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Periods Ended December 31,

2004-ILA	$1.00	$0.008	$(0.008)	$1.00	0.85%	$33,836	0.43%	0.79%	0.44%	0.78%
2004-ILA Administration	1.00	0.007	(0.007)	1.00	0.70	33,103	0.58	0.68	0.59	0.67
2004-ILA Service	1.00	0.004	(0.004)	1.00	0.44	372,296	0.83	0.40	0.84	0.39
2004-ILA Cash Management	1.00	0.004	(0.004)	1.00	0.38	15,775	0.88	0.31	1.44	(0.25)

2003-ILA	1.00	0.007	(0.007)	1.00	0.65	51,264	0.44	0.63	0.45	0.62
2003-ILA Administration	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59	0.44	0.60	0.43
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84	0.21	0.85	0.20
2003-ILA Cash Management	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86	0.18	1.45	(0.41)

2002-ILA	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43	1.26	0.44	1.25
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58	1.09	0.59	1.08
2002-ILA Service	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83	0.84	0.84	0.83
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00	0.68	1.44	0.24

2001-ILA	1.00	0.04	(0.04)	1.00	3.59	203,239	0.43	3.49	0.47	3.45
2001-ILA Administration	1.00	0.03	(0.03)	1.00	3.43	18,842	0.58	3.23	0.62	3.19
2001-ILA Service	1.00	0.03	(0.03)	1.00	3.18	247,064	0.83	2.67	0.87	2.63
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.00	20,312	1.00	2.63	1.47	2.16

2000-ILA	1.00	0.05	(0.05)	1.00	5.62	201,088	0.43	5.49	0.45	5.47
2000-ILA Administration	1.00	0.05	(0.05)	1.00	5.46	21,875	0.58	5.20	0.60	5.18
2000-ILA Service	1.00	0.05	(0.05)	1.00	5.20	104,076	0.83	4.96	0.85	4.94
2000-ILA Cash Management (commenced August 1)	1.00	0.02	(0.02)	1.00	2.21	11,577	1.00 (c)	5.22 (c)	1.45 (c)	4.77 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/ shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Federal Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	period	average net	average net	average net	to average
Year—Unit/Share Class	of period	income(a)	shareholders	period	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Periods Ended December 31,

2004-ILA	$1.00	$0.010	$(0.010)	$1.00	0.97%	$937,553	0.41%	0.94%	0.41%	0.94%
2004-ILA Administration	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56	0.84	0.56	0.84
2004-ILA Service	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81	0.54	0.81	0.54
2004-ILA Cash Management	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94	0.26	1.41	(0.21)

2003-ILA	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41	0.79	0.41	0.79
2003-ILA Administration	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56	0.62	0.56	0.62
2003-ILA Service	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81	0.37	0.81	0.37
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93	0.26	1.41	(0.22)

2002-ILA	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41	1.47	0.41	1.47
2002-ILA Administration	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56	1.31	0.56	1.31
2002-ILA Service	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81	1.05	0.81	1.05
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98	0.90	1.41	0.47

2001-ILA	1.00	0.04	(0.04)	1.00	3.90	3,095,942	0.41	3.96	0.41	3.96
2001-ILA Administration	1.00	0.04	(0.04)	1.00	3.74	1,044,722	0.56	3.45	0.56	3.45
2001-ILA Service	1.00	0.03	(0.03)	1.00	3.48	291,750	0.81	3.38	0.81	3.38
2001-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.31	1,176,092	0.98	3.23	1.41	2.80

2000-ILA	1.00	0.06	(0.06)	1.00	6.03	4,221,684	0.40	5.90	0.40	5.90
2000-ILA Administration	1.00	0.06	(0.06)	1.00	5.87	620,138	0.55	6.01	0.55	6.01
2000-ILA Service	1.00	0.05	(0.05)	1.00	5.61	278,002	0.80	5.48	0.80	5.48
2000-ILA Cash Management (commenced August 1)	1.00	0.02	(0.02)	1.00	2.36	778,826	1.00 (c)	5.59 (c)	1.43 (c)	5.16 (c)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)
Assumes reinvestment of all distributions. Returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt Diversified Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset			Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		Net assets,	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	end of year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.008	$(0.008)	$1.00	0.82%	$697,374	0.41%	0.80%	0.41%	0.80%
2004-ILA Administration	1.00	0.007	(0.007)	1.00	0.67	1,338,658	0.56	0.69	0.56	0.69
2004-ILA Service	1.00	0.004	(0.004)	1.00	0.42	23,652	0.81	0.43	0.81	0.43
2004-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.33	139,086	0.87	0.28	1.41	(0.26)

2003-ILA	1.00	0.007	(0.007)	1.00	0.68	722,008	0.41	0.68	0.41	0.68
2003-ILA Administration	1.00	0.005	(0.005)	1.00	0.52	792,220	0.56	0.50	0.56	0.50
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.33	14,285	0.75	0.36	0.81	0.30
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.33	362,923	0.75	0.32	1.41	(0.34)

2002-ILA	1.00	0.01	(0.01)	1.00	1.11	1,022,037	0.41	1.11	0.42	1.10
2002-ILA Administration	1.00	0.01	(0.01)	1.00	0.96	401,548	0.56	0.96	0.57	0.95
2002-ILA Service	1.00	0.01	(0.01)	1.00	0.71	34,183	0.81	0.70	0.82	0.69
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.79	261,051	0.73	0.78	1.42	0.09

2001-ILA	1.00	0.02	(0.02)	1.00	2.44	1,339,898	0.40	2.43	0.41	2.42
2001-ILA Administration	1.00	0.02	(0.02)	1.00	2.28	357,182	0.55	2.03	0.56	2.02
2001-ILA Service	1.00	0.02	(0.02)	1.00	2.03	74,461	0.80	1.83	0.81	1.82
2001-ILA Cash Management	1.00	0.02	(0.02)	1.00	1.85	290,372	0.97	1.82	1.41	1.38

2000-ILA	1.00	0.04	(0.04)	1.00	3.74	1,732,707	0.41	3.67	0.42	3.66
2000-ILA Administration	1.00	0.04	(0.04)	1.00	3.58	130,767	0.56	3.64	0.57	3.63
2000-ILA Service	1.00	0.03	(0.03)	1.00	3.33	51,389	0.81	3.26	0.82	3.25
2000-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.19	227,089	0.98	3.32	1.42	2.88

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt California Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average
Year—Unit/Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.008	$(0.008)	$1.00	0.78%	$208,139	0.43%	0.74%	0.45%	0.72%
2004-ILA Administration	1.00	0.006	(0.006)	1.00	0.62	273,919	0.58	0.64	0.60	0.62
2004-ILA Service	1.00	0.004	(0.004)	1.00	0.39	2	0.83	0.36	0.85	0.34
2004-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.32	14,721	0.82	0.23	1.45	(0.40)

2003-ILA	1.00	0.006	(0.006)	1.00	0.61	244,109	0.42	0.61	0.43	0.60
2003-ILA Administration	1.00	0.005	(0.005)	1.00	0.46	233,371	0.57	0.41	0.58	0.40
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.34	2	0.66	0.47	0.83	0.30
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.33	63,214	0.71	0.32	1.43	(0.40)

2002-ILA	1.00	0.01	(0.01)	1.00	1.00	359,166	0.43	0.99	0.44	0.98
2002-ILA Administration	1.00	0.01	(0.01)	1.00	0.85	98,643	0.58	0.84	0.59	0.83
2002-ILA Service	1.00	0.01	(0.01)	1.00	0.60	284	0.83	0.61	0.84	0.60
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.68	53,050	0.75	0.67	1.44	(0.02)

2001-ILA	1.00	0.02	(0.02)	1.00	2.08	305,626	0.43	2.13	0.45	2.11
2001-ILA Administration	1.00	0.02	(0.02)	1.00	1.92	70,281	0.58	1.82	0.60	1.80
2001-ILA Service	1.00	0.02	(0.02)	1.00	1.67	84	0.83	1.84	0.85	1.82
2001-ILA Cash Management	1.00	0.01	(0.01)	1.00	1.50	62,986	1.00	1.53	1.45	1.08

2000-ILA	1.00	0.03	(0.03)	1.00	3.17	650,980	0.42	3.08	0.43	3.07
2000-ILA Administration	1.00	0.03	(0.03)	1.00	3.02	27,490	0.56	2.99	0.57	2.98
2000-ILA Service	1.00	0.03	(0.03)	1.00	2.76	63	0.82	2.22	0.83	2.21
2000-ILA Cash Management	1.00	0.03	(0.03)	1.00	2.63	71,162	0.98	2.74	1.42	2.30

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/ Share Outstanding Throughout Each Year
Tax-Exempt New York Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	year	average net	average net	average net	to average net
Year—Unit/Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	assets

For the Years Ended December 31,

2004-ILA	$1.00	$0.008	$(0.008)	$1.00	0.78%	$99,743	0.43%	0.78%	0.46%	0.75%
2004-ILA Administration	1.00	0.006	(0.006)	1.00	0.63	174,135	0.58	0.65	0.61	0.62
2004-ILA Service	1.00	0.004	(0.004)	1.00	0.40	156	0.82	0.41	0.86	0.37
2004-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.33	59,693	0.87	0.30	1.46	(0.29)

2003-ILA	1.00	0.006	(0.006)	1.00	0.62	89,518	0.44	0.62	0.47	0.59
2003-ILA Administration	1.00	0.005	(0.005)	1.00	0.47	124,113	0.59	0.47	0.62	0.44
2003-ILA Service	1.00	0.003	(0.003)	1.00	0.32	124	0.74	0.32	0.87	0.19
2003-ILA Cash Management	1.00	0.003	(0.003)	1.00	0.31	66,299	0.75	0.31	1.47	(0.41)

2002-ILA	1.00	0.01	(0.01)	1.00	0.99	128,959	0.43	0.98	0.47	0.94
2002-ILA Administration	1.00	0.01	(0.01)	1.00	0.83	99,406	0.58	0.83	0.62	0.79
2002-ILA Service	1.00	0.01	(0.01)	1.00	0.59	123	0.83	0.58	0.87	0.54
2002-ILA Cash Management	1.00	0.01	(0.01)	1.00	0.66	56,104	0.75	0.66	1.47	(0.06)

2001-ILA	1.00	0.02	(0.02)	1.00	2.23	122,610	0.43	2.27	0.47	2.23
2001-ILA Administration	1.00	0.02	(0.02)	1.00	2.07	116,028	0.58	2.04	0.62	2.00
2001-ILA Service	1.00	0.02	(0.02)	1.00	1.81	315	0.83	2.08	0.87	2.04
2001-ILA Cash Management	1.00	0.02	(0.02)	1.00	1.64	42,440	1.00	1.50	1.47	1.03

2000-ILA	1.00	0.04	(0.04)	1.00	3.57	176,618	0.43	3.51	0.47	3.47
2000-ILA Administration	1.00	0.03	(0.03)	1.00	3.41	82,019	0.58	3.44	0.62	3.40
2000-ILA Service	1.00	0.03	(0.03)	1.00	3.15	303	0.83	3.33	0.87	3.29
2000-ILA Cash Management	1.00	0.03	(0.03)	1.00	3.02	13,758	1.00	3.15	1.47	2.68

(a)	Calculated based on the average units/shares outstanding methodology.

(b)	Assumes reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Unitholders and Shareholders of
Institutional Liquid Assets Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Obligations Portfolio, Money Market Portfolio, Government Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the “Institutional Liquid Assets Portfolios”), portfolios of Goldman Sachs Trust at December 31, 2004, and the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2005

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2004

          As a shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

          Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Portfolio			Money Market Portfolio

			Expenses			Expense
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended
Unit/Share Class	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*

ILA Units
Actual	$1,000.00	$1,006.50	$2.05	$1,000.00	$1,006.70	$2.11
Hypothetical 5% return	1,000.00	1,023.10	2.06	1,000.00	1,023.04	2.12

ILA Administration Units
Actual	1,000.00	1,005.80	2.80	1,000.00	1,005.90	2.86
Hypothetical 5% return	1,000.00	1,022.34	2.83	1,000.00	1,022.28	2.88

ILA Service Units
Actual	1,000.00	1,004.50	4.08	1,000.00	1,004.70	4.12
Hypothetical 5% return	1,000.00	1,021.07	4.11	1,000.00	1,021.03	4.15

ILA B Units
Actual	1,000.00	1,002.70	5.91
Hypothetical 5% return	1,000.00	1,019.24	5.96	N/A	N/A	N/A

ILA C Units
Actual	1,000.00	1,002.70	5.91
Hypothetical 5% return	1,000.00	1,019.24	5.96	N/A	N/A	N/A

ILA Cash Management Shares
Actual	1,000.00	1,003.70	4.87	1,000.00	1,003.80	4.97
Hypothetical 5% return	1,000.00	1,020.27	4.91	1,000.00	1,020.17	5.01

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Government Portfolio			Treasury Obligations Portfolio			Treasury Instruments Portfolio

			Expenses			Expenses			Expenses
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended	Value	Value	ended
Unit/Share Class	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*

ILA Units
Actual	$1,000.00	$1,006.40	$2.19	$1,000.00	$1,006.10	$2.15	$1,000.00	$1,005.80	$2.19
Hypothetical 5% return	1,000.00	1,022.96	2.20	1,000.00	1,022.99	2.17	1,000.00	1,022.96	2.21

ILA Administration Units
Actual	1,000.00	1,005.70	2.94	1,000.00	1,005.30	2.91	1,000.00	1,005.00	2.94
Hypothetical 5% return	1,000.00	1,022.20	2.97	1,000.00	1,022.24	2.93	1,000.00	1,022.20	2.97

ILA Service Units
Actual	1,000.00	1,004.40	4.20	1,000.00	1,004.00	4.17	1,000.00	1,003.70	4.20
Hypothetical 5% return	1,000.00	1,020.95	4.23	1,000.00	1,020.98	4.20	1,000.00	1,020.94	4.24

ILA B Units
Actual
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ILA C Units
Actual
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ILA Cash Management Shares
Actual	1,000.00	1,003.60	5.03	1,000.00	1,003.30	4.96	1,000.00	1,003.10	4.87
Hypothetical 5% return	1,000.00	1,020.12	5.07	1,000.00	1,020.18	5.00	1,000.00	1,020.28	4.91

				Tax-Exempt			Tax-Exempt			Tax-Exempt
	Federal Portfolio			Diversified Portfolio			California Portfolio			New York Portfolio

			Expenses			Expenses			Expenses			Expenses
	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months
	Value	Value	ended	Value	Value	ended	Value	Value	ended	Value	Value	ended
Unit/Share Class	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*	7/1/04	12/31/04	12/31/04*

ILA Units
Actual	$1,000.00	$1,006.40	$2.07	$1,000.00	$1,005.10	$2.07	$1,000.00	$1,005.00	$2.16	$1,000.00	$1,005.00	$2.16
Hypothetical 5% return	1,000.00	1,023.07	2.09	1,000.00	1,023.07	2.09	1,000.00	1,022.98	2.18	1,000.00	1,022.98	2.18

ILA Administration Units
Actual	1,000.00	1,005.70	2.83	1,000.00	1,004.40	2.83	1,000.00	1,004.20	2.92	1,000.00	1,004.20	2.92
Hypothetical 5% return	1,000.00	1,022.32	2.85	1,000.00	1,022.32	2.85	1,000.00	1,022.23	2.94	1,000.00	1,022.22	2.94

ILA Service Units
Actual	1,000.00	1,004.40	4.09	1,000.00	1,003.10	4.08	1,000.00	1,002.90	4.18	1,000.00	1,003.00	4.18
Hypothetical 5% return	1,000.00	1,021.06	4.12	1,000.00	1,021.06	4.12	1,000.00	1,020.96	4.22	1,000.00	1,020.96	4.22

ILA B Units
Actual
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ILA C Units
Actual
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ILA Cash Management Shares
Actual	1,000.00	1,003.60	4.94	1,000.00	1,002.30	4.93	1,000.00	1,002.30	4.84	1,000.00	1,002.30	4.86
Hypothetical 5% return	1,000.00	1,020.21	4.98	1,000.00	1,020.21	4.98	1,000.00	1,020.30	4.88	1,000.00	1,020.28	4.90

*	Expenses for each share class are calculated using the Portfolio’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2004. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

		ILA Administration				ILA Cash Management
Portfolio	ILA Units	Units	ILA Service Units	ILA B Units	ILA C Units	Shares

Prime Obligations Portfolio	0.41%	0.56%	0.81%	1.17%	1.17%	0.97%
Money Market Portfolio	0.42	0.57	0.82	N/A	N/A	0.99
Government Portfolio	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Obligations Portfolio	0.43	0.58	0.83	N/A	N/A	0.99
Treasury Instruments Portfolio	0.43	0.58	0.83	N/A	N/A	0.97
Federal Portfolio	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt Diversified Portfolio	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt California Portfolio	0.43	0.58	0.83	N/A	N/A	0.96
Tax-Exempt New York Portfolio	0.43	0.58	0.83	N/A	N/A	0.97

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited)
Independent Trustees

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994- March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992- Present); Trustee, Scholarship America (1998- Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975- May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997- August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Trustees and Officers (Unaudited) (continued)
Interested Trustees

		Term of		Number of
		Office and		Portfolios in
	Position(s)	Length of		Fund Complex	Other
Name,	Held With	Time	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 44	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

Officers of the Trust*

Term of
Office and
Length of
	Position(s) Held	Time	Principal Occupation(s)
Name, Address And Age	With the Trust	Served[1]	During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 44	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (registered investment companies).
Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Institutional Liquid Assets Portfolios— Tax Information (Unaudited)

During the year ended December 31, 2004, 100% of the distributions from net investment income paid by ILA Tax-Exempt California Portfolio, ILA Tax-Exempt Diversified Portfolio and ILA Tax-Exempt New York Portfolio were exempt-interest dividends and, as such, are not subject to U.S. federal income tax.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q are available on the Commission’s website at http://www.sec.gov. The Portfolios’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC 0330. Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http:/www.sec.gov.

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke
OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/AR 12/04	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item 4 — Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates
Table 1 – Items 4(a) -4(d)

	2004	2003	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$717,800	$668,000	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$450,500	$342,000	Financial statement audits

Audit-Related Fees

• PwC	$198,800	$138,500	Other attest services

• E&Y	$0	$0

Tax Fees

• PwC	$175,900	$175,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$84,850	$75,650	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns
All Other Fees	$0	$0

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

	2004	2003	Description of Services Rendered
Audit-Related Fees

• PwC	$683,000	524,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• E&Y	$0	0

Tax Fees

• PwC	$0	0

• E&Y	$0	0

All Other Fees

• PwC	$23,500	0	Review of fund merger documents.

• E&Y	$18,000	6,000	Review of fund merger documents and access to an online accounting reference tool for certain employees of the Trust’s distributor, respectively.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Items 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to the Goldman Sachs Trust by PricewaterhouseCoopers LLP for the 12 months ended November 26, 2004 and November 28, 2003 were approximately $374,700 and $314,400, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 26, 2004 and November 28, 2003 were approximately $3.9 million and $4.2 million, respectively. The 2003 and 2004 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

The aggregate non-audit fees billed to the Goldman Sachs Trust by Ernst & Young LLP for the 12 months ended December 31, 2004 and December 31, 2003 were approximately $84,850 and $75,650, respectively. The aggregate non-audit fees billed to the Goldman Sachs Trust’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2004 and December 31, 2003 were approximately $34.5 million and $30.9 million, respectively. The 2003 and 2004 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to the Goldman Sachs Trust’s operations or financial reporting.

Items 4(h) — The Goldman Sachs Trust’s audit committee has considered whether the provision of non-audit services to the Goldman Sachs Trust’s investment advisor and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 24, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	February 24, 2005